EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.43%
	American Express Credit Account Master Trust
	Series 2022-1 Class A
$ 1,000,000	2.21%, 03/15/2027	$ 954,562
	Series 2022-3 Class A
550,000	3.75%, 08/15/2027	540,219
	Capital One Multi-Asset Execution Trust
	Series 2019-A3 Class A3
500,000	2.06%, 08/15/2028	464,292
	Series 2021-A2 Class A2
1,000,000	1.39%, 07/15/2030	858,412
	Series 2022-A2 Class A
1,300,000	3.49%, 05/15/2027	1,269,431
1,100,000	Carmax Auto Owner Trust Series 2021-1 Class A4 0.53%, 10/15/2026	1,014,646
1,300,000	CNH Equipment Trust Series 2021-B Class A4 0.70%, 05/17/2027	1,190,861
1,100,000	Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A 4.06%, 11/15/2030	1,063,011
1,000,000	GM Financial Consumer Automobile Receivables Trust Series 2022-3 Class A4 3.71%, 12/16/2027	979,290
1,200,000	Nissan Auto Receivables Owner Trust Series 2022-B Class A4 4.45%, 11/15/2029	1,191,850
300,000	PFS Financing Corp(a) Series 2021-A Class A 0.71%, 04/15/2026	285,598
750,000	Toyota Auto Loan Extended Note Trust(a) Series 2019-1A Class A 2.56%, 11/25/2031	728,065
1,100,000	Toyota Auto Receivables Owner Trust Series 2022-B Class A4 3.11%, 08/16/2027	1,054,905
1,000,000	Verizon Master Trust Series 2021-1 Class A 0.50%, 05/20/2027	950,632
1,000,000	World Omni Auto Receivables Trust Series 2020-C Class A4 0.61%, 10/15/2026	938,277
TOTAL ASSET-BACKED SECURITIES — 0.43% (Cost $13,646,479)		$13,484,051
CORPORATE BONDS AND NOTES
Basic Materials — 0.58%
1,000,000	Air Products & Chemicals Inc 4.80%, 03/03/2033	1,027,698
Principal Amount		Fair Value
Basic Materials — (continued)
$ 500,000	BHP Billiton Finance USA Ltd 5.00%, 09/30/2043	$ 506,389
1,000,000	Cabot Corp 5.00%, 06/30/2032	973,331
1,000,000	Celanese US Holdings LLC 6.17%, 07/15/2027	1,005,704
175,000	CF Industries Inc 5.15%, 03/15/2034	167,773
1,150,000	Dow Chemical Co 4.80%, 11/30/2028	1,156,522
1,250,000	DuPont de Nemours Inc 4.49%, 11/15/2025	1,248,078
1,500,000	Eastman Chemical Co 4.65%, 10/15/2044	1,303,038
	Ecolab Inc
500,000	1.65%, 02/01/2027	453,038
1,000,000	2.70%, 12/15/2051	664,393
1,000,000	Linde Inc(b) 4.70%, 12/05/2025	1,005,169
1,000,000	LYB International Finance BV 5.25%, 07/15/2043	917,175
250,000	Mosaic Co 5.45%, 11/15/2033	251,316
500,000	Newmont Corp 2.80%, 10/01/2029	442,138
1,000,000	Nucor Corp 3.95%, 05/23/2025	983,897
	Nutrien Ltd
1,000,000	4.90%, 03/27/2028	999,707
1,000,000	4.13%, 03/15/2035	893,247
1,000,000	Rio Tinto Finance USA PLC 5.00%, 03/09/2033	1,028,465
1,000,000	Sherwin-Williams Co 2.20%, 03/15/2032	803,543
500,000	Southern Copper Corp 5.25%, 11/08/2042	478,674
1,000,000	Steel Dynamics Inc 3.45%, 04/15/2030	909,663
250,000	Vale Overseas Ltd 6.88%, 11/21/2036	261,372
1,175,000	Westlake Corp 3.13%, 08/15/2051	746,783
		18,227,113
Communications — 2.11%
	Alphabet Inc
1,000,000	2.00%, 08/15/2026	936,671
175,000	1.90%, 08/15/2040	122,663
	Amazon.com Inc
2,000,000	3.15%, 08/22/2027	1,926,911
2,000,000	4.65%, 12/01/2029	2,042,752
175,000	2.10%, 05/12/2031	149,579
1,000,000	3.60%, 04/13/2032(b)	949,919
2,500,000	2.50%, 06/03/2050	1,694,705
175,000	3.10%, 05/12/2051	132,564
175,000	3.25%, 05/12/2061	128,931
750,000	America Movil SAB de CV 2.88%, 05/07/2030	661,750

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
	AT&T Inc
$ 175,000	2.30%, 06/01/2027	$ 160,372
1,629,000	4.30%, 02/15/2030	1,582,933
2,000,000	2.75%, 06/01/2031	1,723,652
3,338,000	2.55%, 12/01/2033	2,684,921
175,000	4.50%, 05/15/2035	163,933
2,222,000	3.30%, 02/01/2052	1,598,613
1,034,000	3.50%, 09/15/2053	750,734
925,000	Bell Telephone Co of Canada or Bell Canada 3.20%, 02/15/2052	648,931
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,945,000	4.91%, 07/23/2025	1,925,590
2,000,000	3.50%, 03/01/2042	1,351,303
1,000,000	5.38%, 05/01/2047	825,048
	Comcast Corp
1,000,000	3.70%, 04/15/2024	988,070
1,000,000	1.95%, 01/15/2031	832,092
1,000,000	5.50%, 11/15/2032	1,066,380
4,500,000	3.40%, 07/15/2046	3,489,948
175,000	2.80%, 01/15/2051	118,181
1,586,000	2.89%, 11/01/2051	1,082,761
1,388,000	2.94%, 11/01/2056	923,927
175,000	2.99%, 11/01/2063	113,467
640,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	782,201
2,000,000	Discovery Communications LLC 3.63%, 05/15/2030	1,773,612
	eBay Inc
1,000,000	2.60%, 05/10/2031	849,730
1,000,000	6.30%, 11/22/2032(b)	1,087,067
2,000,000	Fox Corp 5.48%, 01/25/2039	1,914,914
1,500,000	Motorola Solutions Inc 2.75%, 05/24/2031	1,238,703
1,500,000	Paramount Global(b) 2.90%, 01/15/2027	1,366,581
1,000,000	Rogers Communications Inc(a) 4.50%, 03/15/2042	861,787
175,000	Telefonica Emisiones SA 5.21%, 03/08/2047	153,106
750,000	Time Warner Cable LLC 4.50%, 09/15/2042	575,964
	T-Mobile USA Inc
1,500,000	1.50%, 02/15/2026	1,370,261
2,000,000	5.20%, 01/15/2033	2,039,840
1,500,000	4.38%, 04/15/2040	1,344,330
1,675,000	3.40%, 10/15/2052	1,205,778
175,000	3.60%, 11/15/2060	124,735
	TWDC Enterprises 18 Corp
500,000	1.85%, 07/30/2026	461,596
2,500,000	4.13%, 12/01/2041	2,256,806
1,000,000	VeriSign Inc 2.70%, 06/15/2031	847,858
Principal Amount		Fair Value
Communications — (continued)
	Verizon Communications Inc
$ 1,500,000	2.63%, 08/15/2026	$ 1,417,979
1,110,000	2.10%, 03/22/2028	988,812
1,000,000	1.75%, 01/20/2031	806,591
1,675,000	2.55%, 03/21/2031	1,426,918
390,000	4.27%, 01/15/2036	361,775
2,000,000	2.85%, 09/03/2041	1,464,492
1,250,000	3.85%, 11/01/2042	1,044,807
1,175,000	3.55%, 03/22/2051	896,476
1,675,000	2.99%, 10/30/2056	1,089,289
175,000	3.70%, 03/22/2061	130,488
	Vodafone Group PLC
1,500,000	4.13%, 05/30/2025	1,483,326
1,000,000	5.63%, 02/10/2053	987,542
	Walt Disney Co
2,500,000	2.20%, 01/13/2028	2,296,074
1,500,000	2.65%, 01/13/2031	1,325,356
		66,752,095
Consumer, Cyclical — 1.50%
1,000,000	Advance Auto Parts Inc 5.95%, 03/09/2028	1,030,851
1,000,000	Aptiv PLC 3.10%, 12/01/2051	633,746
175,000	AutoNation Inc 2.40%, 08/01/2031	134,748
500,000	AutoZone Inc 3.63%, 04/15/2025	487,284
175,000	Brunswick Corp 2.40%, 08/18/2031	132,782
1,500,000	Costco Wholesale Corp 1.75%, 04/20/2032	1,233,156
1,000,000	Daimler Trucks Finance North America LLC(a) 2.50%, 12/14/2031	825,709
500,000	Dollar General Corp 3.50%, 04/03/2030	459,267
1,000,000	Dollar Tree Inc 2.65%, 12/01/2031	837,781
1,000,000	DR Horton Inc 1.40%, 10/15/2027	860,604
	General Motors Co
175,000	6.25%, 10/02/2043	168,208
1,500,000	5.20%, 04/01/2045	1,263,499
	General Motors Financial Co Inc
500,000	1.25%, 01/08/2026	450,225
2,675,000	2.70%, 08/20/2027	2,394,772
1,000,000	6.00%, 01/09/2028	1,023,515
	Home Depot Inc
175,000	3.00%, 04/01/2026	169,650
1,000,000	3.90%, 12/06/2028	984,942
1,500,000	1.88%, 09/15/2031	1,241,003
1,000,000	4.50%, 09/15/2032(b)	1,007,199
1,500,000	3.63%, 04/15/2052	1,207,172
175,000	Las Vegas Sands Corp 2.90%, 06/25/2025	166,265
	Lowe's Cos Inc
2,000,000	3.65%, 04/05/2029	1,893,537

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 2,000,000	5.00%, 04/15/2033(b)	$ 2,000,565
1,000,000	2.80%, 09/15/2041	708,795
	Marriott International Inc
1,000,000	3.13%, 06/15/2026	944,624
1,500,000	4.90%, 04/15/2029	1,486,856
	McDonald's Corp
500,000	1.45%, 09/01/2025	465,555
175,000	3.70%, 01/30/2026	171,996
1,000,000	2.63%, 09/01/2029	907,812
1,000,000	4.60%, 09/09/2032(b)	1,011,892
1,000,000	Mercedes-Benz Finance North America LLC(a) 1.45%, 03/02/2026	913,897
1,000,000	Nike Inc 2.85%, 03/27/2030	919,110
1,000,000	O'Reilly Automotive Inc 4.70%, 06/15/2032	987,018
	PACCAR Financial Corp
500,000	2.00%, 02/04/2027(b)	458,163
1,000,000	4.60%, 01/10/2028	1,007,373
	Starbucks Corp
1,500,000	2.25%, 03/12/2030	1,293,154
1,000,000	4.80%, 02/15/2033	1,009,326
	Target Corp
1,500,000	3.38%, 04/15/2029	1,436,098
1,000,000	2.95%, 01/15/2052	722,895
1,000,000	TJX Cos Inc 1.15%, 05/15/2028	868,115
	Toyota Motor Credit Corp
2,000,000	1.90%, 01/13/2027	1,822,117
1,000,000	4.45%, 06/29/2029	1,007,506
600,000	Walgreens Boots Alliance Inc 3.45%, 06/01/2026	572,915
	Walmart Inc
2,500,000	1.50%, 09/22/2028	2,188,642
1,000,000	4.15%, 09/09/2032(b)	1,007,737
	Warnermedia Holdings Inc
1,000,000	6.41%, 03/15/2026	1,005,049
2,500,000	4.05%, 03/15/2029(a)	2,325,334
2,000,000	5.05%, 03/15/2042(a)	1,672,869
		47,521,328
Consumer, Non-Cyclical — 4.33%
	Abbott Laboratories
500,000	2.95%, 03/15/2025	488,445
1,000,000	1.15%, 01/30/2028	875,419
500,000	1.40%, 06/30/2030	417,643
	AbbVie Inc
925,000	2.60%, 11/21/2024	892,726
1,000,000	2.95%, 11/21/2026	951,488
1,500,000	4.50%, 05/14/2035	1,454,026
2,000,000	4.88%, 11/14/2048	1,925,495
175,000	4.25%, 11/21/2049	154,433
500,000	Aetna Inc 3.88%, 08/15/2047	396,582
1,250,000	Alcon Finance Corp(a) 5.38%, 12/06/2032	1,286,923
500,000	AmerisourceBergen Corp 2.80%, 05/15/2030	438,754
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Amgen Inc
$ 175,000	1.65%, 08/15/2028	$ 151,961
1,334,000	2.00%, 01/15/2032	1,085,943
5,229,000	2.80%, 08/15/2041	3,817,015
675,000	3.00%, 01/15/2052	462,248
1,892,000	2.77%, 09/01/2053	1,209,551
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
1,000,000	3.65%, 02/01/2026	981,513
4,500,000	4.70%, 02/01/2036	4,481,214
1,175,000	4.90%, 02/01/2046	1,148,342
1,000,000	Archer-Daniels-Midland Co 2.90%, 03/01/2032	888,208
1,000,000	Astrazeneca Finance LLC 4.88%, 03/03/2028	1,028,799
	AstraZeneca PLC
1,500,000	1.38%, 08/06/2030	1,222,778
1,000,000	4.00%, 09/18/2042	910,527
1,000,000	Baxter International Inc(b) 2.54%, 02/01/2032	814,149
	Becton Dickinson & Co
500,000	3.70%, 06/06/2027	483,078
1,000,000	4.30%, 08/22/2032	966,206
500,000	4.67%, 06/06/2047	467,460
1,500,000	Biogen Inc 4.05%, 09/15/2025	1,465,878
1,000,000	Boston Scientific Corp 2.65%, 06/01/2030	883,556
	Bristol-Myers Squibb Co
1,000,000	1.13%, 11/13/2027	876,298
500,000	1.45%, 11/13/2030	408,034
1,000,000	4.13%, 06/15/2039	930,839
1,500,000	4.35%, 11/15/2047	1,394,933
500,000	Bunge Ltd Finance Corp(b) 2.75%, 05/14/2031	425,236
500,000	Campbell Soup Co 2.38%, 04/24/2030	429,275
1,000,000	Cardinal Health Inc 4.37%, 06/15/2047	831,493
2,500,000	Centene Corp 2.50%, 03/01/2031	2,024,500
	Cigna Group
1,500,000	5.69%, 03/15/2026	1,509,426
1,000,000	2.40%, 03/15/2030	867,347
1,750,000	4.80%, 08/15/2038	1,695,885
175,000	4.90%, 12/15/2048	164,678
1,000,000	Cintas Corp No 2 4.00%, 05/01/2032	960,863
	Coca-Cola Co
1,000,000	2.00%, 03/05/2031	856,168
2,000,000	2.60%, 06/01/2050	1,431,806
1,000,000	Colgate-Palmolive Co 3.25%, 08/15/2032	936,516
750,000	Conagra Brands Inc 4.60%, 11/01/2025	740,034
	Constellation Brands Inc
1,000,000	4.75%, 05/09/2032	988,106
500,000	5.25%, 11/15/2048	482,176

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	CSL Finance PLC(a) 4.63%, 04/27/2042	$ 949,114
	CVS Health Corp
750,000	1.30%, 08/21/2027	653,146
1,000,000	5.13%, 02/21/2030	1,013,698
1,175,000	2.13%, 09/15/2031(b)	960,529
1,833,000	4.78%, 03/25/2038	1,747,363
2,000,000	2.70%, 08/21/2040	1,430,329
1,367,391	CVS Pass-Through Trust 6.04%, 12/10/2028	1,395,835
1,000,000	Danaher Corp 2.80%, 12/10/2051	697,494
1,000,000	Diageo Capital PLC 5.50%, 01/24/2033	1,082,436
	Elevance Health Inc
1,000,000	2.25%, 05/15/2030	858,578
500,000	4.10%, 05/15/2032	477,904
500,000	4.63%, 05/15/2042	466,740
1,000,000	6.10%, 10/15/2052	1,115,678
	Eli Lilly & Co
2,000,000	4.70%, 02/27/2033	2,050,536
1,000,000	2.25%, 05/15/2050	661,260
175,000	Equifax Inc 2.35%, 09/15/2031	140,852
1,000,000	Estee Lauder Cos Inc 2.38%, 12/01/2029	883,847
	GE HealthCare Technologies Inc(a)
1,000,000	5.65%, 11/15/2027	1,033,620
1,000,000	5.91%, 11/22/2032	1,064,823
	General Mills Inc
1,000,000	4.20%, 04/17/2028	989,171
1,000,000	4.95%, 03/29/2033	1,015,539
	Gilead Sciences Inc
1,000,000	1.20%, 10/01/2027	873,495
2,175,000	2.60%, 10/01/2040	1,603,874
	Global Payments Inc
500,000	5.40%, 08/15/2032	490,238
500,000	4.15%, 08/15/2049	373,373
1,000,000	Haleon US Capital LLC 3.63%, 03/24/2032	908,194
	HCA Inc
2,000,000	4.13%, 06/15/2029	1,873,467
2,000,000	2.38%, 07/15/2031	1,613,964
675,000	3.50%, 07/15/2051	466,041
1,000,000	Hershey Co 1.70%, 06/01/2030	836,216
	Humana Inc
500,000	3.95%, 03/15/2027	483,950
1,000,000	5.88%, 03/01/2033	1,076,048
1,000,000	Illumina Inc 5.75%, 12/13/2027	1,025,066
1,000,000	J M Smucker Co 2.13%, 03/15/2032	814,169
3,000,000	Johnson & Johnson 3.40%, 01/15/2038	2,695,193
1,000,000	Kellogg Co 5.25%, 03/01/2033	1,026,102
	Kenvue Inc(a)
1,000,000	5.00%, 03/22/2030	1,030,071
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,500,000	5.10%, 03/22/2043	$ 1,547,683
1,500,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	1,497,220
1,000,000	Kimberly-Clark Corp 1.05%, 09/15/2027	875,548
	Kraft Heinz Foods Co
2,000,000	3.75%, 04/01/2030(b)	1,891,422
500,000	5.00%, 07/15/2035	500,357
1,000,000	Kroger Co(b) 2.20%, 05/01/2030	838,167
1,000,000	Laboratory Corp of America Holdings 3.60%, 09/01/2027	951,622
357,000	McCormick & Co Inc 3.25%, 11/15/2025	340,697
1,000,000	McKesson Corp 1.30%, 08/15/2026	895,750
1,000,000	Medtronic Global Holdings SCA 4.50%, 03/30/2033	1,000,909
1,072,000	Medtronic Inc 4.63%, 03/15/2045	1,052,500
	Merck & Co Inc
1,000,000	3.40%, 03/07/2029	961,568
500,000	1.45%, 06/24/2030	413,333
2,000,000	2.15%, 12/10/2031	1,693,178
500,000	Molson Coors Beverage Co 4.20%, 07/15/2046	408,869
500,000	Mondelez International Inc 2.75%, 04/13/2030	443,981
500,000	Moody's Corp 3.25%, 01/15/2028	471,280
2,000,000	Novartis Capital Corp 2.20%, 08/14/2030	1,752,200
1,500,000	PayPal Holdings Inc 2.85%, 10/01/2029	1,351,475
	PepsiCo Inc
500,000	2.25%, 03/19/2025	482,486
1,000,000	4.45%, 02/15/2033(b)	1,026,386
2,500,000	3.45%, 10/06/2046	2,141,038
1,000,000	PerkinElmer Inc 2.25%, 09/15/2031	800,735
	Pfizer Inc
1,175,000	1.75%, 08/18/2031	969,232
500,000	4.00%, 12/15/2036	480,721
2,000,000	2.55%, 05/28/2040	1,502,890
	Procter & Gamble Co
175,000	2.45%, 11/03/2026	165,751
2,000,000	1.20%, 10/29/2030	1,634,127
1,000,000	Regeneron Pharmaceuticals Inc 1.75%, 09/15/2030	809,255
175,000	Royalty Pharma PLC 2.15%, 09/02/2031	138,312
1,000,000	S&P Global Inc 2.90%, 03/01/2032	892,758
1,000,000	Sysco Corp 3.25%, 07/15/2027	947,419
1,000,000	Takeda Pharmaceutical Co Ltd 2.05%, 03/31/2030	844,394

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Thermo Fisher Scientific Inc
$ 175,000	1.75%, 10/15/2028	$ 153,760
1,175,000	2.00%, 10/15/2031	979,376
2,409,000	2.80%, 10/15/2041	1,832,308
1,000,000	Tyson Foods Inc 4.00%, 03/01/2026	981,949
	Unilever Capital Corp
1,000,000	3.50%, 03/22/2028	964,471
185,000	1.75%, 08/12/2031	151,989
175,000	2.63%, 08/12/2051	120,875
	UnitedHealth Group Inc
1,000,000	5.25%, 02/15/2028	1,039,828
2,000,000	4.00%, 05/15/2029	1,955,483
1,000,000	4.50%, 04/15/2033	994,246
1,500,000	3.50%, 08/15/2039	1,276,564
2,500,000	2.90%, 05/15/2050	1,770,805
1,000,000	5.05%, 04/15/2053	1,010,794
1,000,000	Universal Health Services Inc 2.65%, 10/15/2030	801,789
500,000	Utah Acquisition Sub Inc 3.95%, 06/15/2026	476,218
	Viatris Inc
175,000	2.70%, 06/22/2030	142,235
1,000,000	3.85%, 06/22/2040	701,569
1,028,000	Zimmer Biomet Holdings Inc 4.25%, 08/15/2035	903,749
	Zoetis Inc
1,000,000	2.00%, 05/15/2030	840,704
500,000	5.60%, 11/16/2032	533,238
		136,937,139
Energy — 1.76%
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc
1,000,000	2.06%, 12/15/2026	905,311
467,000	4.08%, 12/15/2047	379,273
	BP Capital Markets America Inc
1,175,000	3.63%, 04/06/2030	1,115,140
1,500,000	2.77%, 11/10/2050	1,014,992
1,000,000	3.00%, 03/17/2052	704,975
1,000,000	Canadian Natural Resources Ltd 3.85%, 06/01/2027	957,796
1,000,000	Cenovus Energy Inc(b) 2.65%, 01/15/2032	825,245
	Cheniere Corpus Christi Holdings LLC
500,000	5.13%, 06/30/2027	500,380
175,000	2.74%, 12/31/2039	144,407
1,000,000	Chevron Corp 3.08%, 05/11/2050	756,871
1,500,000	Chevron USA Inc 3.85%, 01/15/2028	1,480,139
43,000	Cimarex Energy Co 4.38%, 03/15/2029	38,084
Principal Amount		Fair Value
Energy — (continued)
	ConocoPhillips Co
$ 438,000	5.90%, 10/15/2032	$ 486,033
1,175,000	3.76%, 03/15/2042	998,652
	Coterra Energy Inc
1,000,000	3.90%, 05/15/2027	954,223
9,000	4.38%, 03/15/2029	8,556
1,000,000	Devon Energy Corp 5.60%, 07/15/2041	957,796
1,000,000	Diamondback Energy Inc 3.50%, 12/01/2029	913,764
1,175,000	Enbridge Inc 2.50%, 08/01/2033	946,848
	Energy Transfer LP
1,000,000	2.90%, 05/15/2025	952,992
1,000,000	4.20%, 04/15/2027	958,131
1,000,000	5.75%, 02/15/2033	1,024,180
1,000,000	5.15%, 03/15/2045	870,569
	Enterprise Products Operating LLC
1,500,000	2.80%, 01/31/2030	1,330,224
1,000,000	5.35%, 01/31/2033(b)	1,036,086
664,000	4.85%, 08/15/2042	618,991
175,000	4.20%, 01/31/2050	148,477
500,000	EQT Corp 5.70%, 04/01/2028	499,457
3,000,000	Equinor ASA 3.13%, 04/06/2030	2,813,023
	Exxon Mobil Corp
500,000	2.99%, 03/19/2025	486,720
175,000	2.61%, 10/15/2030	157,271
175,000	3.00%, 08/16/2039	141,489
2,421,000	3.45%, 04/15/2051	1,927,643
500,000	Halliburton Co 5.00%, 11/15/2045	455,153
	Kinder Morgan Energy Partners LP
175,000	6.95%, 01/15/2038	195,525
1,500,000	4.70%, 11/01/2042	1,284,644
	Kinder Morgan Inc
1,000,000	1.75%, 11/15/2026	901,244
500,000	2.00%, 02/15/2031(b)	403,616
1,000,000	4.80%, 02/01/2033	964,826
500,000	Magellan Midstream Partners LP 4.85%, 02/01/2049	435,541
	Marathon Petroleum Corp
175,000	4.70%, 05/01/2025	174,650
500,000	4.75%, 09/15/2044	430,791
	MPLX LP
1,000,000	4.25%, 12/01/2027	968,316
1,000,000	5.00%, 03/01/2033	978,570
1,500,000	4.50%, 04/15/2038	1,333,352
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	519,918
175,000	NOV Inc 3.60%, 12/01/2029	158,169
1,000,000	ONEOK Inc 6.10%, 11/15/2032	1,035,245
675,000	ONEOK Partners LP 6.20%, 09/15/2043	659,208

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
	Phillips 66
$ 175,000	2.15%, 12/15/2030	$ 144,413
1,000,000	5.30%, 06/30/2033	1,013,511
500,000	4.65%, 11/15/2034	479,515
1,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.60%, 11/01/2024	974,406
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	960,701
	Shell International Finance BV
1,175,000	2.38%, 11/07/2029(c)	1,041,943
1,000,000	2.75%, 04/06/2030	912,139
500,000	4.13%, 05/11/2035	478,734
175,000	6.38%, 12/15/2038(c)	202,007
500,000	3.63%, 08/21/2042	420,682
140,000	4.38%, 05/11/2045(c)	129,150
175,000	4.00%, 05/10/2046(c)	152,780
175,000	3.25%, 04/06/2050(b)(c)	133,427
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	947,361
	Suncor Energy Inc
500,000	6.80%, 05/15/2038	549,222
175,000	3.75%, 03/04/2051	132,655
	Targa Resources Corp
1,000,000	4.20%, 02/01/2033	899,692
1,000,000	6.13%, 03/15/2033	1,035,515
1,000,000	TotalEnergies Capital International SA 2.83%, 01/10/2030	911,999
	TransCanada PipeLines Ltd
1,000,000	6.20%, 03/09/2026	1,006,967
1,175,000	4.88%, 05/15/2048	1,058,726
500,000	Valero Energy Corp 7.50%, 04/15/2032	575,041
	Williams Cos Inc
1,000,000	5.40%, 03/02/2026	1,018,759
1,000,000	3.75%, 06/15/2027	959,485
675,000	2.60%, 03/15/2031	567,674
1,000,000	4.65%, 08/15/2032	963,855
		55,622,865
Financial — 8.47%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,500,000	3.88%, 01/23/2028	1,383,593
1,000,000	3.00%, 10/29/2028	873,022
1,500,000	3.85%, 10/29/2041	1,147,185
3,028,000	Air Lease Corp 1.88%, 08/15/2026	2,682,580
130,435	ALEX Alpha LLC 1.62%, 08/15/2024	127,073
	Alexandria Real Estate Equities Inc REIT
500,000	1.88%, 02/01/2033	374,555
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	4.75%, 04/15/2035	$ 937,129
1,000,000	Allstate Corp 3.28%, 12/15/2026	948,952
1,000,000	Ally Financial Inc(b) 2.20%, 11/02/2028	796,289
	American Express Co
1,000,000	3.95%, 08/01/2025	980,555
1,500,000	4.90%, 02/13/2026	1,513,936
1,000,000	1.65%, 11/04/2026	897,716
850,000	2.55%, 03/04/2027	784,635
1,675,000	American International Group Inc 3.40%, 06/30/2030	1,502,162
	American Tower Corp REIT
1,500,000	3.80%, 08/15/2029	1,394,018
1,000,000	2.30%, 09/15/2031	801,703
1,000,000	Ameriprise Financial Inc 5.15%, 05/15/2033	997,055
	Aon Corp / Aon Global Holdings PLC
175,000	2.05%, 08/23/2031	141,304
1,000,000	5.35%, 02/28/2033	1,035,806
675,000	2.90%, 08/23/2051	450,016
2,279,000	Ares Capital Corp 2.88%, 06/15/2028	1,874,045
	Athene Global Funding(a)
1,000,000	1.73%, 10/02/2026	868,550
1,000,000	2.95%, 11/12/2026	895,326
825,000	2.45%, 08/20/2027(b)	716,636
1,000,000	Australia & New Zealand Banking Group Ltd 5.09%, 12/08/2025	1,008,025
1,476,000	AvalonBay Communities Inc REIT 2.95%, 05/11/2026	1,396,475
	Banco Santander SA
2,000,000	4.18%, 03/24/2028	1,876,559
175,000	2.96%, 03/25/2031	143,867
	Bank of America Corp
1,000,000	3.46%, 03/15/2025	978,935
1,000,000	3.95%, 04/21/2025	967,542
1,000,000	1.53%, 12/06/2025	934,931
1,000,000	3.38%, 04/02/2026	958,761
2,175,000	1.73%, 07/22/2027	1,950,345
5,500,000	2.50%, 02/13/2031	4,658,116
2,175,000	2.30%, 07/21/2032	1,752,827
1,000,000	2.57%, 10/20/2032	817,313
1,000,000	5.02%, 07/22/2033(b)	988,927
1,000,000	2.48%, 09/21/2036	759,427
500,000	6.11%, 01/29/2037	526,041
2,000,000	4.08%, 04/23/2040	1,738,918
2,500,000	2.68%, 06/19/2041	1,766,986
1,000,000	5.88%, 02/07/2042	1,073,903
2,175,000	2.97%, 07/21/2052	1,463,485
	Bank of Montreal
1,000,000	4.25%, 09/14/2024	987,778
1,500,000	1.25%, 09/15/2026	1,325,648
1,000,000	2.65%, 03/08/2027(b)	923,510

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	Bank of New York Mellon Corp
$ 1,000,000	5.80%, 10/25/2028	$ 1,041,725
1,000,000	1.90%, 01/25/2029	855,346
2,000,000	4.54%, 02/01/2029	1,981,207
1,000,000	1.80%, 07/28/2031	792,605
	Bank of Nova Scotia
175,000	0.65%, 07/31/2024	164,977
2,500,000	1.05%, 03/02/2026	2,243,482
	Barclays PLC
1,500,000	3.65%, 03/16/2025	1,433,671
500,000	5.30%, 08/09/2026	489,698
1,000,000	2.89%, 11/24/2032	801,839
	Berkshire Hathaway Finance Corp
900,000	2.30%, 03/15/2027	852,100
175,000	1.45%, 10/15/2030	143,625
175,000	4.25%, 01/15/2049	161,310
1,000,000	2.85%, 10/15/2050	705,332
	BlackRock Inc
1,000,000	3.20%, 03/15/2027	958,873
1,000,000	3.25%, 04/30/2029	950,242
1,000,000	BNP Paribas SA(a) 2.16%, 09/15/2029	833,663
	Boston Properties LP REIT
500,000	3.20%, 01/15/2025	463,916
1,000,000	6.75%, 12/01/2027(b)	989,437
1,000,000	BPCE SA(a)(b) 4.75%, 07/19/2027	971,556
500,000	Brixmor Operating Partnership LP REIT 3.85%, 02/01/2025	479,674
1,000,000	Camden Property Trust REIT 2.80%, 05/15/2030	866,097
	Canadian Imperial Bank of Commerce
1,000,000	2.25%, 01/28/2025(b)	950,404
1,000,000	3.95%, 08/04/2025	971,970
	Capital One Financial Corp
1,000,000	3.30%, 10/30/2024	954,584
1,000,000	1.88%, 11/02/2027	860,898
1,000,000	5.25%, 07/26/2030	944,008
2,000,000	Charles Schwab Corp 0.90%, 03/11/2026	1,753,451
1,000,000	Chubb INA Holdings Inc 2.85%, 12/15/2051	705,127
	Citigroup Inc
1,000,000	1.28%, 11/03/2025	934,080
2,000,000	3.40%, 05/01/2026	1,908,556
3,250,000	4.45%, 09/29/2027	3,151,518
1,000,000	3.07%, 02/24/2028	929,710
3,000,000	3.52%, 10/27/2028	2,804,292
2,000,000	3.06%, 01/25/2033	1,692,530
2,000,000	2.90%, 11/03/2042	1,430,539
2,000,000	Citizens Bank NA 4.58%, 08/09/2028	1,815,848
1,000,000	Cooperatieve Rabobank UA(a) 1.11%, 02/24/2027	884,393
Principal Amount		Fair Value
Financial — (continued)
$ 2,000,000	Crown Castle Inc REIT 2.25%, 01/15/2031	$ 1,657,552
1,000,000	CubeSmart LP REIT 2.25%, 12/15/2028	858,440
3,000,000	Development Bank of Japan Inc(a)(b) 1.75%, 10/20/2031	2,486,315
1,000,000	Equinix Inc REIT 3.20%, 11/18/2029	892,652
1,000,000	Equitable Holdings Inc 5.59%, 01/11/2033	982,908
1,000,000	Essex Portfolio LP REIT 1.65%, 01/15/2031	773,548
1,000,000	Everest Reinsurance Holdings Inc 3.13%, 10/15/2052	674,611
1,000,000	Extra Space Storage LP REIT 2.35%, 03/15/2032	785,793
1,000,000	Fidelity National Financial Inc 2.45%, 03/15/2031	801,345
	Fifth Third Bancorp
500,000	1.71%, 11/01/2027	422,373
1,000,000	4.06%, 04/25/2028	915,219
1,000,000	4.77%, 07/28/2030	924,814
	Goldman Sachs Group Inc
1,000,000	3.50%, 11/16/2026	955,042
1,000,000	1.09%, 12/09/2026	895,554
1,000,000	1.43%, 03/09/2027	894,800
175,000	1.54%, 09/10/2027	153,895
2,500,000	4.48%, 08/23/2028	2,445,129
2,500,000	3.80%, 03/15/2030	2,327,926
4,555,000	2.38%, 07/21/2032	3,698,133
1,000,000	6.25%, 02/01/2041	1,099,492
175,000	Golub Capital BDC Inc 2.50%, 08/24/2026	150,010
1,000,000	Healthcare Realty Holdings LP REIT 3.75%, 07/01/2027	939,299
	HSBC Holdings PLC
1,000,000	0.73%, 08/17/2024	979,285
1,500,000	3.90%, 05/25/2026	1,423,312
175,000	1.59%, 05/24/2027	154,234
2,741,000	2.21%, 08/17/2029	2,298,299
	Hudson Pacific Properties LP REIT
1,000,000	3.95%, 11/01/2027	686,107
1,000,000	5.95%, 02/15/2028(b)	757,339
1,000,000	Huntington Bancshares Inc 2.49%, 08/15/2036	702,581
1,000,000	ING Groep NV(a) 1.40%, 07/01/2026	911,778
2,000,000	Intercontinental Exchange Inc 3.10%, 09/15/2027	1,879,897
500,000	Invesco Finance PLC 3.75%, 01/15/2026	480,891
	JPMorgan Chase & Co
1,025,000	0.97%, 06/23/2025	970,985
175,000	3.90%, 07/15/2025	172,194
4,729,000	0.77%, 08/09/2025(c)	4,440,058

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,500,000	5.55%, 12/15/2025	$ 1,510,262
175,000	3.30%, 04/01/2026	168,750
1,524,000	2.08%, 04/22/2026	1,426,055
1,175,000	1.58%, 04/22/2027	1,055,707
2,000,000	3.63%, 12/01/2027	1,911,798
2,500,000	4.57%, 06/14/2030	2,433,602
1,175,000	2.74%, 10/15/2030	1,025,739
1,000,000	2.96%, 05/13/2031	864,412
175,000	1.95%, 02/04/2032	140,788
2,000,000	5.72%, 09/14/2033	2,048,718
1,000,000	3.88%, 07/24/2038	880,830
500,000	5.50%, 10/15/2040	516,566
1,000,000	KeyBank NA 4.39%, 12/14/2027	912,918
1,000,000	KeyCorp 4.79%, 06/01/2033	895,319
1,000,000	Kilroy Realty LP REIT 2.65%, 11/15/2033	621,287
	Kimco Realty OP LLC
1,000,000	2.25%, 12/01/2031	783,412
250,000	4.60%, 02/01/2033	234,420
	Korea Development Bank
1,000,000	2.25%, 02/24/2027	835,000
470,000	1.38%, 04/25/2027	417,929
2,000,000	4.25%, 09/08/2032	1,962,610
	Kreditanstalt fuer Wiederaufbau
3,000,000	0.63%, 01/22/2026(b)	2,739,125
1,700,000	1.00%, 10/01/2026(b)	1,544,220
1,000,000	3.75%, 02/15/2028	1,000,830
2,000,000	0.75%, 09/30/2030	1,627,572
	Landwirtschaftliche Rentenbank
1,000,000	0.50%, 05/27/2025	926,012
1,000,000	3.88%, 09/28/2027(b)	1,002,914
1,000,000	Life Storage LP REIT 2.40%, 10/15/2031	806,020
1,000,000	Lincoln National Corp 3.40%, 03/01/2032	804,782
1,500,000	Lloyds Banking Group PLC 3.75%, 01/11/2027	1,402,083
175,000	LXP Industrial Trust REIT 2.38%, 10/01/2031	134,771
	Marsh & McLennan Cos Inc
500,000	4.38%, 03/15/2029	495,498
1,000,000	2.38%, 12/15/2031	827,470
	Mastercard Inc
1,000,000	3.30%, 03/26/2027	969,834
1,000,000	4.85%, 03/09/2033	999,033
1,000,000	MetLife Inc 5.25%, 01/15/2054	973,510
	Metropolitan Life Global Funding I(a)
1,000,000	0.95%, 07/02/2025	920,741
1,000,000	4.40%, 06/30/2027	985,063
500,000	4.30%, 08/25/2029	485,903
1,000,000	2.40%, 01/11/2032	836,365
750,000	Mid-America Apartments LP REIT 2.88%, 09/15/2051	482,837
Principal Amount		Fair Value
Financial — (continued)
	Mitsubishi UFJ Financial Group Inc
$ 4,574,000	1.54%, 07/20/2027	$ 4,048,039
1,000,000	5.42%, 02/22/2029	1,009,384
1,000,000	2.85%, 01/19/2033	824,761
	Mizuho Financial Group Inc
2,000,000	1.98%, 09/08/2031	1,576,685
1,000,000	2.56%, 09/13/2031	787,383
	Morgan Stanley
1,000,000	2.19%, 04/28/2026	938,259
1,574,000	3.13%, 07/27/2026	1,490,636
1,500,000	4.35%, 09/08/2026	1,461,084
2,175,000	1.51%, 07/20/2027	1,932,865
1,000,000	5.12%, 02/01/2029	1,007,944
2,000,000	1.79%, 02/13/2032	1,570,120
1,175,000	2.24%, 07/21/2032	942,771
2,000,000	2.51%, 10/20/2032	1,638,336
1,000,000	2.94%, 01/21/2033	847,162
500,000	4.89%, 07/20/2033	491,459
2,000,000	2.48%, 09/16/2036	1,519,398
1,000,000	5.95%, 01/19/2038	994,417
1,000,000	Morgan Stanley Domestic Holdings Inc 3.80%, 08/24/2027	946,030
	National Australia Bank Ltd(a)
1,000,000	4.63%, 11/22/2027	1,008,583
1,000,000	2.99%, 05/21/2031	803,749
1,000,000	NatWest Group PLC 5.52%, 09/30/2028	990,842
1,000,000	New York Life Global Funding(a) 4.70%, 04/02/2026	1,000,786
1,000,000	Northern Trust Corp 6.13%, 11/02/2032	1,066,122
	Oesterreichische Kontrollbank AG
1,000,000	0.38%, 09/17/2025	915,288
1,000,000	3.63%, 09/09/2027	990,744
	PNC Financial Services Group Inc
1,000,000	5.35%, 12/02/2028	1,007,514
2,000,000	2.31%, 04/23/2032	1,637,055
1,000,000	Principal Financial Group Inc 5.38%, 03/15/2033	1,000,576
2,000,000	Principal Life Global Funding II(a) 1.50%, 11/17/2026	1,779,975
1,500,000	Prologis LP REIT 4.63%, 01/15/2033	1,482,431
	Prudential Financial Inc
2,000,000	3.00%, 03/10/2040	1,513,534
1,000,000	3.70%, 10/01/2050	814,569
500,000	Raymond James Financial Inc 3.75%, 04/01/2051	370,092
	Realty Income Corp REIT
500,000	3.95%, 08/15/2027	481,741
500,000	3.65%, 01/15/2028	470,443
	Royal Bank of Canada
140,000	0.65%, 07/29/2024	132,243

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	1.15%, 06/10/2025	$ 920,140
3,000,000	1.40%, 11/02/2026	2,651,142
1,000,000	Santander UK Group Holdings PLC 1.67%, 06/14/2027	870,367
	Simon Property Group LP REIT
1,500,000	1.75%, 02/01/2028	1,290,276
1,000,000	2.45%, 09/13/2029	857,723
175,000	3.25%, 09/13/2049	119,096
	State Street Corp
1,000,000	5.75%, 11/04/2026	1,019,091
1,000,000	2.20%, 03/03/2031	816,393
	Sumitomo Mitsui Financial Group Inc
3,000,000	1.47%, 07/08/2025	2,747,130
2,000,000	5.52%, 01/13/2028	2,033,588
1,000,000	Sun Communities Operating LP REIT 2.30%, 11/01/2028	853,390
1,000,000	Synchrony Bank 5.63%, 08/23/2027	917,951
500,000	Synchrony Financial 2.88%, 10/28/2031	353,845
	Toronto-Dominion Bank
1,000,000	2.80%, 03/10/2027	922,578
2,000,000	4.69%, 09/15/2027(b)	1,980,030
1,000,000	Truist Bank 3.20%, 04/01/2024	975,443
	Truist Financial Corp
300,000	4.26%, 07/28/2026	289,202
1,000,000	1.95%, 06/05/2030	806,467
3,000,000	4.92%, 07/28/2033	2,795,568
1,000,000	Unum Group 4.13%, 06/15/2051	713,964
	US Bancorp
1,000,000	3.10%, 04/27/2026	928,944
2,000,000	2.22%, 01/27/2028	1,795,959
1,700,000	4.55%, 07/22/2028	1,656,479
500,000	Ventas Realty LP REIT(b) 3.25%, 10/15/2026	467,301
1,000,000	VICI Properties LP REIT 4.75%, 02/15/2028	947,905
2,000,000	Visa Inc 3.15%, 12/14/2025	1,942,397
	Wells Fargo & Co
1,500,000	3.55%, 09/29/2025	1,442,301
2,500,000	3.00%, 04/22/2026	2,361,460
1,000,000	3.91%, 04/25/2026	970,615
750,000	4.30%, 07/22/2027	726,846
3,000,000	3.53%, 03/24/2028	2,830,470
3,000,000	4.90%, 07/25/2033	2,928,364
2,000,000	4.40%, 06/14/2046	1,648,968
175,000	Western Union Co 1.35%, 03/15/2026	155,764
	Westpac Banking Corp
2,000,000	1.95%, 11/20/2028	1,740,740
1,000,000	2.89%, 02/04/2030	937,756
1,000,000	5.41%, 08/10/2033	955,670
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Weyerhaeuser Co REIT 3.38%, 03/09/2033	$ 878,792
1,000,000	WP Carey Inc REIT 2.45%, 02/01/2032	798,290
		267,738,383
Industrial — 2.14%
	3M Co
500,000	2.00%, 02/14/2025	476,245
500,000	4.00%, 09/14/2048(b)	421,930
500,000	Agilent Technologies Inc 2.30%, 03/12/2031	419,074
2,000,000	Arrow Electronics Inc 6.13%, 03/01/2026	2,004,600
	Boeing Co
314,000	4.88%, 05/01/2025	313,399
175,000	2.75%, 02/01/2026	166,083
175,000	2.20%, 02/04/2026	162,372
3,000,000	2.95%, 02/01/2030(b)	2,647,538
1,000,000	5.71%, 05/01/2040	1,011,607
1,500,000	3.63%, 03/01/2048	1,074,287
175,000	5.93%, 05/01/2060	174,791
38,101	Burlington Northern & Santa Fe Railway Co Pass Through Trust Series 2005-4 4.97%, 04/01/2023	38,093
	Burlington Northern Santa Fe LLC
500,000	5.15%, 09/01/2043	508,410
1,000,000	4.45%, 01/15/2053	934,070
1,000,000	Canadian National Railway Co 3.50%, 11/15/2042	775,310
1,000,000	Canadian Pacific Railway Co 3.00%, 12/02/2041	798,767
1,500,000	Carrier Global Corp 3.38%, 04/05/2040	1,192,359
	Caterpillar Financial Services Corp
1,000,000	2.15%, 11/08/2024	963,492
1,000,000	4.80%, 01/06/2026	1,016,425
500,000	Caterpillar Inc 5.20%, 05/27/2041	530,584
500,000	CNH Industrial Capital LLC 3.95%, 05/23/2025	486,918
	CSX Corp
1,250,000	4.25%, 03/15/2029	1,234,472
250,000	4.75%, 05/30/2042	236,126
1,000,000	4.50%, 11/15/2052	914,401
	Eaton Corp
500,000	4.15%, 03/15/2033	483,589
500,000	4.70%, 08/23/2052	480,703
	FedEx Corp
1,000,000	4.10%, 02/01/2045	827,386
175,000	5.25%, 05/15/2050(b)	171,412
1,000,000	GATX Corp(b) 4.90%, 03/15/2033	969,519
1,000,000	General Dynamics Corp 4.25%, 04/01/2040	944,250

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 500,000	Holcim Capital Corp Ltd(a) 6.50%, 09/12/2043	$ 497,861
2,801,000	Honeywell International Inc 1.10%, 03/01/2027	2,515,136
1,000,000	Jabil Inc 4.25%, 05/15/2027	964,595
500,000	JB Hunt Transport Services Inc 3.88%, 03/01/2026	489,551
	John Deere Capital Corp
1,000,000	3.40%, 06/06/2025	979,844
500,000	1.70%, 01/11/2027	454,229
1,000,000	1.75%, 03/09/2027	908,788
1,000,000	4.75%, 01/20/2028	1,021,000
3,000,000	3.90%, 06/07/2032	2,890,570
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	972,802
	Lockheed Martin Corp
500,000	3.90%, 06/15/2032	485,962
500,000	4.09%, 09/15/2052	452,320
1,000,000	5.70%, 11/15/2054	1,138,759
1,175,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	830,083
500,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	480,785
	Norfolk Southern Corp
1,000,000	4.45%, 03/01/2033	972,431
1,000,000	3.05%, 05/15/2050	692,114
	Northrop Grumman Corp
1,000,000	3.25%, 01/15/2028	950,164
1,000,000	4.70%, 03/15/2033(b)	1,010,169
1,000,000	Otis Worldwide Corp 2.29%, 04/05/2027	911,627
1,000,000	Packaging Corp of America 3.05%, 10/01/2051	684,783
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	948,814
1,000,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 5.55%, 05/01/2028	998,295
	Raytheon Technologies Corp
175,000	1.90%, 09/01/2031	142,879
1,000,000	5.15%, 02/27/2033	1,040,703
1,000,000	3.75%, 11/01/2046	826,504
1,500,000	4.35%, 04/15/2047	1,358,501
1,175,000	2.82%, 09/01/2051	815,166
1,000,000	Republic Services Inc(b) 2.38%, 03/15/2033	825,484
1,175,000	Rockwell Automation Inc 1.75%, 08/15/2031	958,571
1,000,000	Ryder System Inc 1.75%, 09/01/2026	897,079
500,000	Siemens Financieringsmaatschappij NV(a) 4.40%, 05/27/2045	471,819
	Stanley Black & Decker Inc
1,000,000	6.27%, 03/06/2026	1,011,889
1,000,000	2.30%, 03/15/2030	829,902
Principal Amount		Fair Value
Industrial — (continued)
$ 1,000,000	Textron Inc 3.90%, 09/17/2029	$ 942,491
1,000,000	Trane Technologies Financing Ltd 5.25%, 03/03/2033	1,033,637
	Union Pacific Corp
1,750,000	2.15%, 02/05/2027	1,620,289
500,000	3.60%, 09/15/2037	439,633
500,000	3.38%, 02/14/2042	411,749
1,000,000	2.95%, 03/10/2052	711,137
1,000,000	4.95%, 09/09/2052(b)	1,016,426
	Union Pacific Railroad Co Pass Through Trust
	Series 2006
217,085	5.87%, 07/02/2030	226,298
	Series 2007-3
119,960	6.18%, 01/02/2031	125,193
	United Parcel Service Inc
1,500,000	2.40%, 11/15/2026	1,409,541
1,000,000	3.05%, 11/15/2027	951,721
1,000,000	4.88%, 03/03/2033	1,026,254
500,000	Vulcan Materials Co 3.90%, 04/01/2027	487,379
1,000,000	Waste Connections Inc 2.20%, 01/15/2032	819,918
2,000,000	Waste Management Inc 1.50%, 03/15/2031	1,595,295
1,250,000	WRKCo Inc 3.90%, 06/01/2028	1,189,155
		67,813,507
Technology — 2.00%
2,000,000	Activision Blizzard Inc 1.35%, 09/15/2030	1,620,066
500,000	Adobe Inc 2.30%, 02/01/2030	444,069
1,000,000	Analog Devices Inc 1.70%, 10/01/2028	869,623
	Apple Inc
175,000	2.90%, 09/12/2027	167,502
1,500,000	3.00%, 11/13/2027	1,440,792
1,000,000	1.20%, 02/08/2028	879,406
952,000	1.40%, 08/05/2028	834,079
1,175,000	1.70%, 08/05/2031(b)	976,735
1,500,000	3.85%, 05/04/2043	1,363,043
1,000,000	2.40%, 08/20/2050	670,512
1,175,000	2.70%, 08/05/2051	827,802
1,000,000	3.95%, 08/08/2052	895,585
500,000	Applied Materials Inc 1.75%, 06/01/2030	419,982
1,000,000	Autodesk Inc 2.40%, 12/15/2031	831,732
	Broadcom Inc
425,000	4.15%, 11/15/2030	394,150
3,500,000	3.42%, 04/15/2033(a)	2,928,483
573,000	4.93%, 05/15/2037(a)	521,078
175,000	3.50%, 02/15/2041(a)	132,002

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 1,000,000	CDW LLC / CDW Finance Corp 2.67%, 12/01/2026	$ 899,518
	Dell International LLC / EMC Corp
1,000,000	5.25%, 02/01/2028	1,009,718
76,000	8.10%, 07/15/2036	88,660
2,000,000	3.38%, 12/15/2041(a)	1,400,074
35,000	8.35%, 07/15/2046	42,636
1,500,000	Fidelity National Information Services Inc 3.10%, 03/01/2041	1,048,376
	Fiserv Inc
175,000	2.25%, 06/01/2027	158,382
1,000,000	5.45%, 03/02/2028	1,021,363
1,000,000	4.20%, 10/01/2028	970,245
1,000,000	Hewlett Packard Enterprise Co 6.10%, 04/01/2026	1,009,144
2,891,000	HP Inc 2.65%, 06/17/2031	2,358,073
	Intel Corp
1,000,000	3.40%, 03/25/2025	982,356
1,000,000	3.75%, 08/05/2027	977,071
1,175,000	1.60%, 08/12/2028	1,026,770
1,000,000	5.13%, 02/10/2030	1,018,457
175,000	2.00%, 08/12/2031	144,148
1,175,000	2.80%, 08/12/2041	852,127
2,000,000	5.63%, 02/10/2043	2,049,681
175,000	3.05%, 08/12/2051	119,485
	International Business Machines Corp
2,000,000	4.15%, 07/27/2027	1,978,160
2,500,000	4.00%, 06/20/2042	2,127,781
500,000	KLA Corp 4.65%, 07/15/2032	504,848
	Micron Technology Inc
1,000,000	6.75%, 11/01/2029	1,062,321
1,000,000	2.70%, 04/15/2032	800,612
	Microsoft Corp
190,000	2.40%, 08/08/2026	180,826
2,453,000	3.45%, 08/08/2036	2,269,305
1,000,000	2.53%, 06/01/2050	707,582
1,547,000	2.92%, 03/17/2052	1,175,986
1,675,000	NVIDIA Corp 1.55%, 06/15/2028	1,476,302
1,000,000	NXP BV / NXP Funding LLC / NXP USA Inc 2.65%, 02/15/2032	819,940
	Oracle Corp
800,000	2.50%, 04/01/2025	766,018
1,000,000	6.25%, 11/09/2032	1,075,551
1,500,000	4.90%, 02/06/2033	1,469,200
2,500,000	3.85%, 07/15/2036	2,136,618
175,000	6.13%, 07/08/2039	182,081
2,000,000	3.65%, 03/25/2041	1,543,023
175,000	4.00%, 07/15/2046	133,517
175,000	3.60%, 04/01/2050	124,127
175,000	3.95%, 03/25/2051	131,684
Principal Amount		Fair Value
Technology — (continued)
$ 1,894,000	Qorvo Inc 4.38%, 10/15/2029	$ 1,745,226
	QUALCOMM Inc
1,500,000	1.30%, 05/20/2028	1,308,670
500,000	3.25%, 05/20/2050(b)	385,273
1,350,000	Roper Technologies Inc 1.00%, 09/15/2025	1,234,270
1,175,000	Salesforce Inc 2.70%, 07/15/2041	882,690
	Texas Instruments Inc
1,000,000	1.75%, 05/04/2030	847,130
1,000,000	4.10%, 08/16/2052	923,206
	VMware Inc
175,000	1.40%, 08/15/2026	154,787
1,000,000	2.20%, 08/15/2031	791,709
1,000,000	Workday Inc 3.80%, 04/01/2032	916,820
		63,248,188
Utilities — 2.13%
1,000,000	AEP Texas Inc 2.10%, 07/01/2030	830,935
1,175,000	AEP Transmission Co LLC 2.75%, 08/15/2051	781,157
	American Electric Power Co Inc
1,000,000	5.75%, 11/01/2027	1,039,608
1,000,000	5.63%, 03/01/2033	1,034,377
1,000,000	American Water Capital Corp 3.75%, 09/01/2047	805,295
	Appalachian Power Co
140,000	7.00%, 04/01/2038	162,443
1,000,000	3.70%, 05/01/2050	769,589
175,000	Atmos Energy Corp 5.50%, 06/15/2041	176,557
175,000	Avangrid Inc 3.80%, 06/01/2029	164,245
	Berkshire Hathaway Energy Co
500,000	3.70%, 07/15/2030	474,415
175,000	5.95%, 05/15/2037	188,329
175,000	5.15%, 11/15/2043	171,693
2,735,000	2.85%, 05/15/2051	1,879,402
1,000,000	Black Hills Corp 3.88%, 10/15/2049	753,379
500,000	Boston Gas Co(a) 3.15%, 08/01/2027	459,385
1,000,000	CenterPoint Energy Houston Electric LLC 2.35%, 04/01/2031	852,830
1,000,000	CenterPoint Energy Resources Corp(b) 4.40%, 07/01/2032	971,196
1,000,000	CMS Energy Corp 4.88%, 03/01/2044	919,216
1,000,000	Connecticut Light & Power Co 5.25%, 01/15/2053	1,032,400

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
	Consolidated Edison Co of New York Inc
$ 1,000,000	3.13%, 11/15/2027	$ 935,034
1,000,000	2.40%, 06/15/2031(b)	847,122
1,000,000	Constellation Energy Generation LLC 3.25%, 06/01/2025	964,029
1,000,000	Consumers Energy Co 3.60%, 08/15/2032	925,172
	Dominion Energy Inc
175,000	3.90%, 10/01/2025	170,710
500,000	3.38%, 04/01/2030	454,460
1,175,000	2.25%, 08/15/2031	967,491
175,000	4.70%, 12/01/2044	155,945
1,000,000	Dominion Energy South Carolina Inc 2.30%, 12/01/2031	827,091
	DTE Electric Co
1,000,000	5.20%, 04/01/2033	1,032,129
1,000,000	3.75%, 08/15/2047	806,981
2,000,000	Duke Energy Carolinas LLC 2.45%, 02/01/2030	1,751,433
	Duke Energy Corp
5,311,000	2.55%, 06/15/2031	4,444,130
175,000	3.50%, 06/15/2051	127,793
1,000,000	Duke Energy Florida LLC 1.75%, 06/15/2030	825,868
1,000,000	Duke Energy Indiana LLC 5.40%, 04/01/2053	1,018,387
1,000,000	Duke Energy Ohio Inc 5.25%, 04/01/2033	1,028,909
	Duke Energy Progress LLC
657,000	2.00%, 08/15/2031	538,187
1,000,000	5.25%, 03/15/2033	1,038,948
527,536	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	508,145
1,000,000	Entergy Arkansas LLC 5.15%, 01/15/2033	1,027,059
	Entergy Corp
1,000,000	0.90%, 09/15/2025	900,354
175,000	2.80%, 06/15/2030	151,429
	Entergy Louisiana LLC
1,000,000	0.95%, 10/01/2024	941,992
1,000,000	4.75%, 09/15/2052	939,430
1,000,000	Eversource Energy 3.45%, 01/15/2050	757,084
1,000,000	Exelon Corp 5.30%, 03/15/2033	1,017,363
	Florida Power & Light Co
140,000	5.96%, 04/01/2039	154,779
209,000	5.25%, 02/01/2041	213,809
171,000	4.05%, 10/01/2044	149,725
1,500,000	3.15%, 10/01/2049	1,126,971
1,000,000	Georgia Power Co 3.25%, 03/15/2051	714,936
175,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	161,114
1,000,000	ITC Holdings Corp(a) 4.95%, 09/22/2027	1,005,835
Principal Amount		Fair Value
Utilities — (continued)
$ 500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	$ 521,723
175,000	Kentucky Utilities Co 5.13%, 11/01/2040	171,699
1,175,000	MidAmerican Energy Co 2.70%, 08/01/2052	795,685
1,000,000	National Rural Utilities Cooperative Finance Corp 2.75%, 04/15/2032	854,410
	NextEra Energy Capital Holdings Inc
1,500,000	4.63%, 07/15/2027	1,495,961
2,000,000	5.05%, 02/28/2033	2,005,482
1,000,000	NiSource Inc 2.95%, 09/01/2029	888,677
1,000,000	Northern States Power Co 4.00%, 08/15/2045	850,367
1,000,000	Oklahoma Gas & Electric Co 5.40%, 01/15/2033	996,885
2,000,000	Oncor Electric Delivery Co LLC 2.70%, 11/15/2051	1,353,951
1,000,000	ONE Gas Inc(b) 4.25%, 09/01/2032	973,088
1,000,000	PECO Energy Co 4.38%, 08/15/2052	904,898
1,000,000	PPL Electric Utilities Corp 5.25%, 05/15/2053	1,034,765
175,000	Progress Energy Inc 7.75%, 03/01/2031	202,464
1,000,000	Public Service Co of Colorado 5.25%, 04/01/2053	1,018,606
	Public Service Electric & Gas Co
1,000,000	4.65%, 03/15/2033	1,004,303
1,000,000	4.05%, 05/01/2045	822,516
	Public Service Enterprise Group Inc
1,000,000	2.88%, 06/15/2024	972,672
175,000	1.60%, 08/15/2030	140,003
1,000,000	Puget Sound Energy Inc 2.89%, 09/15/2051	670,132
	Southern Co
500,000	3.70%, 04/30/2030	467,681
500,000	4.40%, 07/01/2046	435,750
1,000,000	Southwest Gas Corp 5.80%, 12/01/2027	1,031,109
1,000,000	Tampa Electric Co 5.00%, 07/15/2052	964,467
94,000	Tucson Electric Power Co 3.05%, 03/15/2025	90,915
1,500,000	Union Electric Co 2.15%, 03/15/2032	1,227,863
	Virginia Electric & Power Co
1,000,000	3.75%, 05/15/2027	969,987
500,000	3.80%, 09/15/2047	399,059
1,000,000	Wisconsin Power & Light Co 3.95%, 09/01/2032	939,497

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
	Xcel Energy Inc
$ 175,000	2.60%, 12/01/2029	$ 152,677
1,000,000	4.60%, 06/01/2032	970,825
		67,424,412
TOTAL CORPORATE BONDS AND NOTES — 25.02% (Cost $871,557,723)		$791,285,030
FOREIGN GOVERNMENT BONDS AND NOTES
	African Development Bank
1,000,000	3.38%, 07/07/2025	985,234
1,000,000	4.38%, 03/14/2028	1,027,072
	Asian Development Bank
2,000,000	2.88%, 05/06/2025	1,950,209
1,000,000	4.25%, 01/09/2026	1,007,967
1,000,000	3.13%, 08/20/2027(b)	973,926
1,500,000	5.82%, 06/16/2028	1,632,135
1,000,000	1.88%, 03/15/2029	902,062
1,000,000	3.88%, 09/28/2032	1,014,275
1,500,000	Asian Infrastructure Investment Bank 3.38%, 06/29/2025	1,473,420
500,000	Canada Government International Bond(b) 0.75%, 05/19/2026	454,420
	Chile Government International Bond
500,000	2.75%, 01/31/2027	470,885
3,000,000	3.50%, 01/25/2050	2,240,354
500,000	3.25%, 09/21/2071	323,688
500,000	Corp Andina de Fomento 2.25%, 02/08/2027	458,025
1,500,000	Council of Europe Development Bank(b) 0.88%, 09/22/2026	1,354,120
	European Bank for Reconstruction & Development
1,000,000	0.50%, 11/25/2025	913,443
1,000,000	4.38%, 03/09/2028	1,029,002
	European Investment Bank
2,000,000	0.63%, 07/25/2025	1,853,668
2,000,000	1.38%, 03/15/2027	1,827,620
1,000,000	3.25%, 11/15/2027	981,500
2,000,000	3.88%, 03/15/2028(b)	2,015,920
1,000,000	1.75%, 03/15/2029(b)	899,640
1,000,000	3.75%, 02/14/2033	1,011,565
	Export Development Canada
1,000,000	3.38%, 08/26/2025	985,143
1,000,000	3.88%, 02/14/2028	1,005,165
	Export-Import Bank of Korea
1,000,000	2.63%, 05/26/2026	937,110
2,000,000	5.13%, 01/11/2033	2,078,353
	Hungary Government International Bond(a)
1,000,000	2.13%, 09/22/2031	766,728
1,000,000	3.13%, 09/21/2051	612,004
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Indonesia Government International Bond
$ 1,000,000	3.50%, 01/11/2028	$ 958,000
1,000,000	4.65%, 09/20/2032	995,433
1,000,000	5.65%, 01/11/2053(b)	1,038,887
	Inter-American Development Bank
1,500,000	0.50%, 09/23/2024	1,418,077
2,000,000	0.63%, 07/15/2025	1,853,049
1,500,000	0.88%, 04/20/2026	1,370,231
2,000,000	1.13%, 07/20/2028	1,749,240
1,000,000	Inter-American Investment Corp 4.13%, 02/15/2028	1,006,447
	International Bank for Reconstruction & Development
1,000,000	0.75%, 11/24/2027	873,499
9,500,000	1.13%, 09/13/2028	8,286,722
500,000	0.75%, 08/26/2030	404,415
2,000,000	1.25%, 02/10/2031	1,673,787
400,000	International Finance Corp 0.38%, 07/16/2025	368,744
	Israel Government International Bond
1,000,000	3.25%, 01/17/2028	943,894
1,000,000	4.50%, 01/17/2033	995,000
4,000,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	3,732,447
	Mexico Government International Bond
1,000,000	5.40%, 02/09/2028(b)	1,029,401
2,000,000	4.75%, 04/27/2032	1,920,176
1,000,000	4.88%, 05/19/2033	956,634
500,000	3.50%, 02/12/2034	423,905
1,750,000	4.60%, 01/23/2046	1,436,237
1,000,000	3.77%, 05/24/2061	674,481
	Nordic Investment Bank
1,000,000	0.50%, 01/21/2026	908,901
1,000,000	3.38%, 09/08/2027	984,130
	Panama Government International Bond
2,000,000	3.16%, 01/23/2030	1,753,391
2,000,000	6.40%, 02/14/2035	2,082,866
1,000,000	Panama Notas del Tesoro 3.75%, 04/17/2026	944,250
400,000	Perusahaan Penerbit SBSN Indonesia III(a) 4.70%, 06/06/2032	399,075
	Peruvian Government International Bond
1,000,000	2.84%, 06/20/2030	873,810
500,000	3.00%, 01/15/2034	406,983
1,000,000	3.55%, 03/10/2051	730,898
	Philippine Government International Bond
500,000	5.50%, 03/30/2026	512,304
2,000,000	3.00%, 02/01/2028	1,881,480
200,000	5.61%, 04/13/2033(b)	212,564

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,000,000	5.00%, 07/17/2033	$ 1,015,274
500,000	2.95%, 05/05/2045	358,840
1,000,000	Province of Alberta Canada(a) 2.05%, 08/17/2026	936,798
3,000,000	Province of British Columbia Canada(b) 1.30%, 01/29/2031	2,493,515
1,000,000	Province of Manitoba Canada(b) 2.13%, 06/22/2026	941,682
	Province of Ontario Canada
1,000,000	0.63%, 01/21/2026(b)	908,879
500,000	3.10%, 05/19/2027	483,854
1,000,000	1.13%, 10/07/2030	817,150
1,500,000	1.80%, 10/14/2031	1,268,786
	Province of Quebec Canada
500,000	2.75%, 04/12/2027	477,560
3,000,000	1.35%, 05/28/2030(b)	2,525,913
1,000,000	Province of Saskatchewan Canada 3.25%, 06/08/2027	971,174
1,000,000	Republic of Italy Government International Bond(b) 3.88%, 05/06/2051	710,600
	Republic of Poland Government International Bond
500,000	3.25%, 04/06/2026	485,517
1,000,000	5.50%, 11/16/2027	1,041,194
1,000,000	5.75%, 11/16/2032	1,062,500
1,000,000	4.88%, 10/04/2033	995,400
	Svensk Exportkredit AB
1,000,000	0.63%, 05/14/2025	925,391
1,000,000	4.63%, 11/28/2025	1,010,290
	Uruguay Government International Bond
500,000	4.38%, 01/23/2031	496,524
1,000,000	5.75%, 10/28/2034	1,093,963
500,000	4.98%, 04/20/2055	490,109
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.18% (Cost $108,732,256)		$100,494,924
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.92%
	BANK
	Series 2017-BNK7 Class A5
500,000	3.44%, 09/15/2060	463,865
	Series 2018-BN10 Class A5
300,000	3.69%, 02/15/2061	280,386
	Series 2019-BN20 Class ASB
2,200,000	2.93%, 09/15/2062	2,012,931
Principal Amount		Fair Value
Non-Agency — (continued)
$ 4,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class A4 3.57%, 02/15/2050	$ 3,757,320
	BBCMS Mortgage Trust
	Series 2021-C10 Class A5
1,500,000	2.49%, 07/15/2054	1,244,145
	Series 2021-C11 Class A5
1,000,000	2.32%, 09/15/2054	808,769
	Benchmark Mortgage Trust
	Series 2018-B3 Class AAB
428,000	3.97%, 04/10/2051	412,372
	Series 2019-B9 Class A4
650,000	3.75%, 03/15/2052	599,831
	Series 2020-IG1 Class A3
322,000	2.69%, 09/15/2043	270,712
	Series 2021-B25 Class A5
1,000,000	2.58%, 04/15/2054	825,705
1,000,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	931,513
	Citigroup Commercial Mortgage Trust
	Series 2015-GC31 Class A4
2,500,000	3.76%, 06/10/2048	2,399,157
	Series 2018-C6 Class A4
1,020,000	4.41%, 11/10/2051	978,964
238,000	COMM Mortgage Trust Series 2018-COR3 Class A3 4.23%, 05/10/2051	226,264
1,825,000	CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5 3.50%, 11/15/2049	1,712,222
	GS Mortgage Securities Trust
	Series 2016-GS4 Class A4
3,115,000	3.44%, 11/10/2049(d)	2,905,816
	Series 2019-GC42 Class A4
1,000,000	3.00%, 09/10/2052	875,949
650,000	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class AS 4.29%, 03/10/2052	595,690
1,550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A4 3.72%, 12/15/2049	1,458,530
1,000,000	Morgan Stanley Capital I Trust Series 2018-H3 Class A5 4.18%, 07/15/2051	944,600

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Wells Fargo Commercial Mortgage Trust
	Series 2015-LC22 Class A4
$ 2,400,000	3.84%, 09/15/2058	$ 2,309,046
	Series 2019-C52 Class A5
2,400,000	2.89%, 08/15/2052	2,097,600
	Series 2020-C55 Class A5
1,000,000	2.73%, 02/15/2053	853,846
		28,965,233
U.S. Government Agency — 27.81%
	Federal Home Loan Mortgage Corp
130,453	4.00%, 05/01/2026	131,058
98,176	3.00%, 01/01/2027	95,631
2,745	7.50%, 05/01/2027	2,805
302,278	2.50%, 11/01/2028	290,535
211,303	3.00%, 01/01/2029	205,027
578,422	3.00%, 02/01/2029	560,251
7,814	6.50%, 04/01/2029	8,067
1,134	7.50%, 08/01/2030	1,184
1,396,115	2.50%, 12/01/2031	1,317,955
256,845	2.50%, 02/01/2032	242,473
162,150	3.50%, 04/01/2032	159,694
35,887	6.50%, 11/01/2032	37,049
258,162	3.00%, 04/01/2033	246,867
127,767	3.50%, 05/01/2033	124,558
188,867	3.50%, 06/01/2033	184,139
315,175	4.00%, 07/01/2033	314,739
1,138,261	3.00%, 01/01/2034	1,088,452
150,806	3.50%, 03/01/2034	147,032
277,314	4.00%, 06/01/2034	271,025
227,712	3.50%, 09/01/2034	220,658
366,323	2.00%, 10/01/2034	332,332
150,911	2.50%, 02/01/2035	140,419
234,249	2.50%, 03/01/2035	217,820
1,845,152	2.00%, 07/01/2035	1,669,161
574,723	3.00%, 07/01/2035	545,798
802,829	2.00%, 08/01/2035	726,325
441,791	2.00%, 10/01/2035	399,684
1,637,961	1.50%, 12/01/2035	1,440,594
163,491	2.00%, 12/01/2035	147,907
1,677,291	2.00%, 01/01/2036	1,513,271
1,479,796	1.50%, 02/01/2036	1,301,472
524,193	2.00%, 02/01/2036	472,931
1,700,073	2.50%, 02/01/2036	1,582,893
851,011	2.00%, 03/01/2036	768,613
8,712	6.00%, 03/01/2036	9,089
8,657	6.00%, 04/01/2036	9,032
592,806	1.00%, 05/01/2036	511,054
1,032,615	1.50%, 05/01/2036	908,161
1,070,380	2.00%, 05/01/2036	965,692
318,540	1.50%, 06/01/2036	280,072
547,562	2.50%, 06/01/2036	509,662
37,700	5.00%, 06/01/2036	38,543
1,367,458	1.50%, 07/01/2036	1,202,633
721,794	2.00%, 07/01/2036	651,189
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 253,708	1.00%, 08/01/2036	$ 218,358
883,035	1.50%, 09/01/2036	776,591
826,761	2.00%, 09/01/2036	745,882
669,038	3.00%, 09/01/2036	627,733
3,555,456	2.00%, 10/01/2036	3,207,626
2,419,162	2.50%, 10/01/2036	2,247,842
2,620,177	1.50%, 12/01/2036	2,304,295
408,940	1.50%, 03/01/2037	359,510
1,588,223	2.00%, 03/01/2037	1,432,993
595,715	2.50%, 03/01/2037	552,769
1,208,846	2.00%, 04/01/2037	1,090,552
475,693	3.00%, 04/01/2037	451,016
1,875,339	1.50%, 06/01/2037	1,648,625
559,457	5.00%, 10/01/2037	563,265
229,416	4.50%, 11/01/2037	228,669
12,799	5.50%, 11/01/2037	13,042
265,736	3.50%, 12/01/2037	256,841
238,191	4.00%, 12/01/2037	234,497
707,606	4.50%, 12/01/2037	705,302
10,011	5.50%, 12/01/2037	10,125
671,963	3.50%, 01/01/2038	649,470
95,626	3.50%, 10/01/2038	91,686
558,185	3.50%, 10/01/2039	532,561
75,249	5.00%, 12/01/2039	76,939
773,859	3.00%, 02/01/2040	731,701
173,800	5.00%, 02/01/2040	177,703
137,082	5.00%, 05/01/2040	140,158
247,965	2.50%, 07/01/2040	219,372
213,866	2.50%, 08/01/2040	190,791
73,225	5.00%, 08/01/2040	74,867
401,094	1.50%, 11/01/2040	334,083
520,968	2.00%, 12/01/2040	450,391
813,621	2.50%, 12/01/2040	725,823
685,092	4.00%, 02/01/2041	671,601
777,867	2.00%, 03/01/2041	672,425
111,134	4.00%, 04/01/2041	108,882
257,256	1.50%, 05/01/2041	214,262
370,142	2.50%, 07/01/2041	330,179
542,868	2.00%, 08/01/2041	469,272
1,787,399	2.00%, 10/01/2041	1,536,225
646,242	2.00%, 11/01/2041	555,429
667,386	1.50%, 12/01/2041	547,580
319,995	3.50%, 11/01/2042	305,601
274,270	3.50%, 05/01/2043	261,915
438,479	4.00%, 11/01/2043	431,120
358,008	3.50%, 11/01/2044	341,733
1,140,853	3.00%, 04/01/2045	1,050,988
761,409	3.00%, 08/01/2045	701,552
406,261	3.50%, 10/01/2045	383,971
258,854	3.50%, 04/01/2046	244,653
2,620,045	3.00%, 02/01/2047	2,399,243
1,118,340	3.50%, 02/01/2047	1,055,819
1,074,912	4.00%, 02/01/2047	1,052,017
509,011	2.50%, 03/01/2047	446,946
523,589	3.50%, 11/01/2047	494,287
522,605	4.00%, 11/01/2047	508,552
1,138,102	3.50%, 02/01/2048	1,073,757
388,486	4.00%, 03/01/2048	377,394

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,069,424	3.50%, 08/01/2048	$ 1,009,028
221,195	4.00%, 08/01/2048	214,833
151,614	4.50%, 08/01/2048	150,706
154,213	4.00%, 09/01/2048	149,939
3,160,520	4.00%, 11/01/2048	3,069,753
68,312	4.00%, 01/01/2049	66,440
1,339,915	3.50%, 05/01/2049	1,266,744
4,535,941	3.50%, 06/01/2049	4,259,796
588,425	5.50%, 06/01/2049	604,292
341,313	4.50%, 08/01/2049	340,010
595,757	5.00%, 08/01/2049	602,938
354,592	3.00%, 09/01/2049	321,292
490,239	4.00%, 09/01/2049	474,113
798,340	2.50%, 10/01/2049	692,223
340,290	3.00%, 10/01/2049	309,382
72,408	3.50%, 10/01/2049	67,940
185,676	4.00%, 10/01/2049	179,664
1,023,205	4.50%, 11/01/2049	1,019,222
1,993,269	3.50%, 12/01/2049	1,870,479
1,523,245	3.00%, 02/01/2050	1,380,226
148,356	3.00%, 03/01/2050	134,426
202,251	5.00%, 03/01/2050	204,501
382,877	3.00%, 04/01/2050	346,450
599,052	3.50%, 04/01/2050	564,622
1,643,949	2.50%, 05/01/2050	1,424,946
725,485	4.00%, 05/01/2050	708,725
2,985,783	2.50%, 07/01/2050	2,583,270
111,826	4.00%, 07/01/2050	107,918
885,073	4.50%, 07/01/2050	873,476
1,293,438	2.00%, 08/01/2050	1,072,839
3,080,863	3.00%, 08/01/2050	2,782,109
6,017,207	2.00%, 09/01/2050	4,991,835
3,052,084	2.50%, 09/01/2050	2,636,908
3,730,130	3.00%, 09/01/2050	3,363,321
210,114	3.50%, 09/01/2050	196,598
106,911	4.00%, 09/01/2050	103,107
995,396	2.50%, 10/01/2050	860,386
2,363,456	1.50%, 11/01/2050	1,861,104
7,208,272	2.00%, 11/01/2050	5,979,314
1,962,499	1.50%, 12/01/2050	1,545,368
512,653	3.00%, 12/01/2050	462,607
7,616,906	2.00%, 01/01/2051	6,318,423
4,791,421	2.50%, 01/01/2051	4,140,613
5,748,294	1.50%, 03/01/2051	4,523,503
9,097,253	2.00%, 03/01/2051	7,556,110
874,847	1.50%, 04/01/2051	687,221
584,331	2.50%, 04/01/2051	504,593
2,352,734	2.00%, 05/01/2051	1,950,020
3,725,424	2.50%, 05/01/2051	3,215,852
1,068,578	1.50%, 06/01/2051	839,569
1,299,113	3.50%, 06/01/2051	1,209,596
3,591,563	2.00%, 08/01/2051	2,975,658
1,538,796	2.50%, 08/01/2051	1,327,951
9,031,195	2.50%, 09/01/2051	7,820,430
2,261,387	1.50%, 10/01/2051	1,776,736
10,627,417	2.00%, 10/01/2051	8,794,888
12,614,927	2.50%, 10/01/2051	10,885,587
9,128,556	2.00%, 11/01/2051	7,559,930
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 4,967,779	2.50%, 11/01/2051	$ 4,285,949
4,395,725	2.00%, 12/01/2051	3,640,425
4,200,350	2.50%, 12/01/2051	3,623,399
4,101,914	3.00%, 12/01/2051	3,685,292
2,340,175	2.00%, 01/01/2052	1,935,408
5,373,964	2.50%, 01/01/2052	4,669,907
913,905	3.00%, 01/01/2052	821,187
721,159	2.00%, 02/01/2052	596,530
2,328,759	2.50%, 02/01/2052	2,013,718
13,615,122	2.00%, 03/01/2052	11,262,189
3,326,948	3.00%, 03/01/2052	2,990,943
418,073	3.50%, 03/01/2052	388,500
5,991,210	2.50%, 04/01/2052	5,165,859
334,016	3.00%, 04/01/2052	302,269
3,259,537	3.50%, 04/01/2052	3,034,130
8,188,355	3.00%, 05/01/2052	7,348,833
858,098	4.00%, 05/01/2052	820,686
1,005,948	3.00%, 06/01/2052	906,311
2,130,399	3.50%, 06/01/2052	1,989,388
591,542	4.50%, 06/01/2052	579,607
622,903	4.50%, 07/01/2052	610,881
297,116	5.00%, 07/01/2052	296,531
6,155,425	4.00%, 08/01/2052	5,887,037
2,919,210	2.50%, 09/01/2052	2,517,051
583,641	4.00%, 09/01/2052	563,827
6,797,601	4.50%, 09/01/2052	6,665,726
1,526,541	5.00%, 09/01/2052	1,522,334
3,431,611	3.50%, 10/01/2052	3,188,848
2,297,143	4.00%, 10/01/2052	2,199,873
581,788	5.00%, 10/01/2052	586,109
458,182	5.50%, 10/01/2052	462,789
297,041	6.00%, 10/01/2052	304,303
2,482,267	5.00%, 11/01/2052	2,476,557
639,201	5.50%, 11/01/2052	645,832
787,630	4.50%, 12/01/2052	771,662
3,436,070	5.00%, 12/01/2052	3,441,947
1,004,086	5.50%, 12/01/2052	1,020,111
484,863	6.00%, 12/01/2052	495,366
598,042	5.00%, 01/01/2053	598,058
1,171,347	5.50%, 01/01/2053	1,186,023
886,902	6.00%, 01/01/2053	912,222
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	968,711
	Series K061 Class A2
1,882,000	3.35%, 11/25/2026(d)	1,814,698
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,055,702
	Series K077 Class A2
2,750,000	3.85%, 05/25/2028(d)	2,706,083
	Series K084 Class A2
1,500,000	3.78%, 10/25/2028(d)	1,462,882
	Series K087 Class A2
1,565,000	3.77%, 12/25/2028	1,531,122
	Series K095 Class A2
2,500,000	2.79%, 06/25/2029	2,309,605

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series K098 Class A2
$ 1,000,000	2.43%, 08/25/2029	$ 901,956
	Series K100 Class A2
2,007,000	2.67%, 09/25/2029	1,834,511
	Series K104 Class A2
300,000	2.25%, 01/25/2030	266,117
	Series K127 Class A2
500,000	2.11%, 01/25/2031	430,118
	Series K154 Class A2
1,500,000	3.42%, 04/25/2032	1,425,711
	Series K729 Class AM
1,500,000	3.20%, 11/25/2024	1,458,515
	Series KJ37 Class A2
500,000	2.33%, 11/25/2030	445,285
	Federal National Mortgage Association
1,061,339	2.50%, 06/01/2028	1,018,117
16,927	6.00%, 01/01/2029	17,331
246,188	3.00%, 03/01/2029	238,028
178,172	3.50%, 04/01/2029	173,557
99,074	3.50%, 09/01/2029	96,497
135,050	4.00%, 09/01/2030	131,856
436,726	3.00%, 10/01/2030	417,889
31,570	8.00%, 10/01/2030	31,572
944,289	2.50%, 09/01/2031	890,481
249,622	2.00%, 10/01/2031	230,218
122,530	3.50%, 01/01/2032	120,545
379,622	3.50%, 02/01/2032	369,714
33,001	6.50%, 06/01/2032	34,053
359,394	3.00%, 08/01/2032	343,678
38,549	6.50%, 08/01/2032	39,771
1,217,232	3.00%, 10/01/2032	1,163,904
94,419	3.00%, 11/01/2032	89,209
359,583	2.50%, 01/01/2033	341,787
397,628	3.00%, 02/01/2033	374,689
107,122	5.50%, 03/01/2033	109,340
17,813	5.00%, 09/01/2033	18,146
1,800,321	3.00%, 12/01/2033	1,721,546
27,416	5.50%, 01/01/2034	27,875
152,060	4.00%, 02/01/2034	148,498
234,921	3.50%, 03/01/2034	228,781
100,071	5.50%, 03/01/2034	101,847
89,568	5.50%, 05/01/2034	92,433
394,962	3.50%, 07/01/2034	384,743
210,477	2.50%, 09/01/2034	196,631
262,627	3.00%, 02/01/2035	249,432
25,835	5.50%, 02/01/2035	26,661
304,592	3.00%, 03/01/2035	286,261
916,467	3.00%, 04/01/2035	870,354
271,797	5.00%, 05/01/2035	277,571
835,820	2.50%, 06/01/2035	777,937
342,145	3.50%, 06/01/2035	331,511
302,126	1.50%, 07/01/2035	265,634
5,466	5.00%, 07/01/2035	5,569
555,288	2.00%, 09/01/2035	502,229
264,182	3.50%, 09/01/2035	257,300
54,711	5.00%, 09/01/2035	55,872
800,879	1.50%, 10/01/2035	704,142
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 60,132	5.00%, 10/01/2035	$ 61,410
40,853	6.00%, 10/01/2035	42,512
47,975	5.50%, 11/01/2035	49,510
1,874,617	2.00%, 12/01/2035	1,695,934
893,891	2.50%, 01/01/2036	831,699
876,018	1.50%, 02/01/2036	770,455
2,004,177	2.00%, 02/01/2036	1,808,189
415,279	3.50%, 04/01/2036	404,442
49,371	6.00%, 04/01/2036	51,716
895,420	1.50%, 05/01/2036	787,504
1,483,351	2.00%, 05/01/2036	1,338,275
739,368	2.50%, 05/01/2036	687,019
2,073,160	2.00%, 06/01/2036	1,870,388
4,650,444	2.50%, 06/01/2036	4,323,927
1,089,712	1.50%, 07/01/2036	958,048
308,332	1.50%, 08/01/2036	271,087
3,564	6.50%, 08/01/2036	3,676
1,598,188	1.50%, 09/01/2036	1,405,052
3,110,356	2.00%, 09/01/2036	2,806,088
176,142	1.00%, 10/01/2036	149,657
3,221,230	1.50%, 10/01/2036	2,832,206
3,311,227	2.00%, 11/01/2036	2,988,225
33,823	5.50%, 11/01/2036	35,097
553,036	1.50%, 12/01/2036	486,382
456,423	6.00%, 12/01/2036	473,349
2,030,419	1.50%, 01/01/2037	1,785,630
2,127,903	2.00%, 01/01/2037	1,919,711
818,173	3.00%, 01/01/2037	766,846
1,559,099	2.00%, 02/01/2037	1,407,513
1,380,917	2.00%, 03/01/2037	1,246,264
685,395	2.00%, 04/01/2037	618,324
682,503	2.50%, 04/01/2037	634,138
1,110,387	3.00%, 04/01/2037	1,052,784
276,952	3.00%, 05/01/2037	262,585
655,668	3.50%, 07/01/2037	634,028
27,981	5.00%, 07/01/2037	28,575
154,657	5.50%, 08/01/2037	159,607
708,801	3.00%, 09/01/2037	672,031
504,532	4.00%, 12/01/2037	496,706
246,513	5.50%, 01/01/2038	255,930
120,456	6.00%, 03/01/2038	125,759
57,833	5.50%, 07/01/2038	60,041
39,343	2.50%, 05/01/2039	35,978
36,062	6.00%, 05/01/2039	37,674
266,596	4.50%, 08/01/2039	267,419
301,186	5.00%, 08/01/2039	307,614
270,153	5.00%, 12/01/2039	276,498
136,623	4.50%, 03/01/2040	137,045
610,905	2.50%, 05/01/2040	544,997
830,875	3.00%, 05/01/2040	780,870
1,893,724	2.00%, 06/01/2040	1,637,195
184,670	5.00%, 06/01/2040	186,043
150,756	4.50%, 08/01/2040	151,612
509,809	2.00%, 09/01/2040	427,985
289,227	2.50%, 09/01/2040	258,021
939,358	2.00%, 11/01/2040	812,105
97,534	4.50%, 11/01/2040	98,089
134,370	5.00%, 11/01/2040	137,241

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 317,969	1.50%, 01/01/2041	$ 264,844
568,069	2.00%, 02/01/2041	485,457
1,254,400	4.00%, 02/01/2041	1,227,660
516,424	4.50%, 03/01/2041	518,724
365,048	1.50%, 05/01/2041	304,040
251,192	2.00%, 05/01/2041	217,160
349,927	5.00%, 05/01/2041	357,383
355,400	2.00%, 06/01/2041	307,248
583,341	1.50%, 09/01/2041	473,430
1,203,194	2.50%, 09/01/2041	1,073,286
785,734	1.50%, 10/01/2041	644,685
1,096,060	2.00%, 10/01/2041	942,037
991,376	2.50%, 10/01/2041	875,759
175,696	4.50%, 10/01/2041	176,696
841,321	2.00%, 12/01/2041	719,971
496,026	3.50%, 12/01/2041	473,230
494,906	4.00%, 01/01/2042	484,358
2,845,763	2.00%, 03/01/2042	2,446,180
1,181,956	1.50%, 04/01/2042	969,768
845,383	2.50%, 04/01/2042	746,341
475,736	3.00%, 06/01/2042	435,265
583,126	3.00%, 08/01/2042	533,518
477,918	3.50%, 08/01/2042	448,863
284,031	3.00%, 09/01/2042	261,972
760,063	3.00%, 12/01/2042	700,986
817,033	3.00%, 02/01/2043	753,538
340,399	3.00%, 04/01/2043	313,937
632,068	3.50%, 04/01/2043	597,204
1,435,980	3.50%, 05/01/2043	1,369,368
165,870	4.00%, 07/01/2043	162,912
625,096	3.00%, 08/01/2043	576,501
381,152	3.50%, 08/01/2043	363,511
165,105	4.00%, 09/01/2043	162,161
385,700	3.50%, 08/01/2044	367,198
697,457	4.00%, 08/01/2044	688,307
213,804	4.00%, 06/01/2045	208,450
1,503,927	2.50%, 07/01/2045	1,314,868
459,183	3.50%, 11/01/2045	432,179
845,878	1.50%, 02/01/2046	656,889
1,344,093	3.50%, 02/01/2046	1,268,992
754,534	4.00%, 03/01/2046	736,593
1,425,586	3.00%, 06/01/2046	1,309,490
1,157,638	4.00%, 09/01/2046	1,130,828
352,373	2.50%, 10/01/2046	309,077
1,433,194	3.00%, 10/01/2046	1,314,316
286,872	4.00%, 10/01/2046	279,659
801,180	3.00%, 12/01/2046	733,600
376,952	3.50%, 12/01/2046	355,888
309,230	4.00%, 03/01/2047	301,039
372,289	4.00%, 06/01/2047	362,274
281,056	4.00%, 07/01/2047	273,157
3,401,437	3.50%, 10/01/2047	3,204,655
888,776	4.00%, 10/01/2047	863,214
1,038,548	4.50%, 02/01/2048	1,029,848
315,205	4.00%, 10/01/2048	306,138
355,160	4.00%, 11/01/2048	345,313
2,617,192	4.50%, 11/01/2048	2,608,621
298,997	5.00%, 11/01/2048	302,383
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 297,146	4.00%, 01/01/2049	$ 288,523
389,768	4.50%, 02/01/2049	387,046
925,670	3.50%, 05/01/2049	874,814
1,170,573	3.50%, 06/01/2049	1,103,393
2,382,651	4.00%, 06/01/2049	2,307,966
2,462,583	4.00%, 07/01/2049	2,398,817
945,984	4.50%, 07/01/2049	940,253
1,527,136	3.50%, 08/01/2049	1,434,203
982,907	4.00%, 08/01/2049	951,713
408,763	3.00%, 09/01/2049	370,395
975,453	3.50%, 09/01/2049	915,383
886,768	4.50%, 10/01/2049	882,358
1,410,922	3.50%, 11/01/2049	1,332,706
4,191,093	3.00%, 12/01/2049	3,797,688
1,190,650	3.50%, 12/01/2049	1,119,966
914,594	3.00%, 01/01/2050	828,746
363,136	4.00%, 01/01/2050	349,310
1,674,417	3.00%, 02/01/2050	1,515,858
581,121	4.50%, 02/01/2050	575,603
2,961,755	3.00%, 03/01/2050	2,681,950
669,973	3.50%, 03/01/2050	630,641
971,174	4.00%, 03/01/2050	943,254
488,245	3.00%, 04/01/2050	441,605
1,518,332	2.50%, 05/01/2050	1,312,633
762,834	3.50%, 05/01/2050	715,525
360,014	4.00%, 06/01/2050	347,316
184,572	4.50%, 06/01/2050	182,661
410,806	2.50%, 07/01/2050	355,057
2,538,287	3.00%, 07/01/2050	2,292,667
546,405	4.00%, 07/01/2050	526,108
4,174,797	2.00%, 08/01/2050	3,463,543
2,365,638	2.50%, 08/01/2050	2,048,064
1,698,609	2.00%, 09/01/2050	1,421,851
1,122,519	2.50%, 09/01/2050	972,909
1,370,902	3.00%, 09/01/2050	1,238,657
2,173,407	2.50%, 10/01/2050	1,877,958
2,920,114	1.50%, 11/01/2050	2,299,449
2,675,106	2.00%, 11/01/2050	2,219,241
660,093	2.50%, 11/01/2050	572,557
1,446,204	3.00%, 12/01/2050	1,304,234
84,115	4.00%, 12/01/2050	80,931
9,075,530	2.00%, 01/01/2051	7,527,917
630,685	3.50%, 01/01/2051	589,661
5,614,627	2.00%, 02/01/2051	4,656,875
1,522,581	2.50%, 02/01/2051	1,312,753
308,323	4.00%, 02/01/2051	300,999
521,267	3.50%, 03/01/2051	489,591
1,143,685	1.50%, 04/01/2051	898,408
3,517,940	2.50%, 04/01/2051	3,032,876
6,162,921	2.00%, 05/01/2051	5,102,228
9,668,381	3.00%, 05/01/2051	8,700,507
747,125	1.50%, 06/01/2051	587,584
456,522	2.00%, 06/01/2051	378,456
3,579,817	2.50%, 06/01/2051	3,090,070
21,076,268	2.00%, 07/01/2051	17,468,831
1,211,008	2.50%, 08/01/2051	1,045,541
771,055	3.00%, 08/01/2051	693,857
2,595,472	1.50%, 09/01/2051	2,039,249

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$10,412,571	2.00%, 09/01/2051	$ 8,619,083
17,617,591	2.50%, 09/01/2051	15,197,657
1,927,407	1.50%, 10/01/2051	1,514,332
20,764,412	2.00%, 10/01/2051	17,217,537
22,352,980	2.50%, 10/01/2051	19,342,395
4,141,028	2.50%, 11/01/2051	3,574,225
7,079,363	3.50%, 11/01/2051	6,627,305
4,648,696	2.00%, 12/01/2051	3,849,571
821,652	2.50%, 12/01/2051	708,792
9,798,598	2.00%, 01/01/2052	8,110,207
3,740,190	2.50%, 01/01/2052	3,226,242
1,609,658	3.00%, 01/01/2052	1,454,165
13,350,215	2.00%, 02/01/2052	11,060,588
1,779,264	3.00%, 02/01/2052	1,603,828
4,519,291	2.00%, 03/01/2052	3,747,756
2,345,707	2.50%, 03/01/2052	2,044,181
668,527	3.00%, 03/01/2052	599,985
4,835,450	2.50%, 04/01/2052	4,181,292
3,757,225	3.00%, 04/01/2052	3,373,794
1,238,327	4.00%, 04/01/2052	1,184,731
7,671,484	3.50%, 05/01/2052	7,134,972
3,188,676	4.00%, 05/01/2052	3,050,791
1,579,417	3.50%, 06/01/2052	1,468,619
7,980,766	4.00%, 06/01/2052	7,674,372
10,766,446	3.00%, 07/01/2052	9,665,565
8,676,683	4.50%, 07/01/2052	8,517,152
1,198,752	5.00%, 07/01/2052	1,195,816
594,964	3.50%, 08/01/2052	552,879
680,448	4.00%, 09/01/2052	651,130
641,265	5.00%, 09/01/2052	640,042
2,116,062	5.50%, 09/01/2052	2,142,049
1,100,059	4.50%, 10/01/2052	1,086,570
2,805,614	5.00%, 10/01/2052	2,797,882
587,127	4.50%, 11/01/2052	582,119
491,205	5.00%, 11/01/2052	491,367
879,507	5.50%, 11/01/2052	890,954
1,520,114	5.50%, 12/01/2052	1,549,653
2,395,763	6.00%, 12/01/2052	2,454,122
546,889	5.50%, 01/01/2053	559,989
598,877	6.00%, 01/01/2053	614,451
822,685	6.50%, 01/01/2053	848,927
296,331	5.50%, 02/01/2053	299,976
566,666	6.00%, 02/01/2053	583,690
568,530	7.00%, 02/01/2053	590,466
1,075,656	6.50%, 03/01/2053	1,109,460
1,800,000	5.00%, 04/01/2053	1,795,041
1,500,000	5.50%, 04/01/2053	1,515,082
600,000	6.00%, 04/01/2053	612,456
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2017-M4 Class A2
829,637	2.55%, 12/25/2026(d)	774,960
	Series 2017-M5 Class A2
590,341	3.10%, 04/25/2029(d)	558,295
	Series 2018-M12 Class A2
350,000	3.63%, 08/25/2030(d)	338,840
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2018-M14 Class A2
$ 621,338	3.58%, 08/25/2028(d)	$ 606,397
	Series 2019-M1 Class A2
1,794,612	3.55%, 09/25/2028(d)	1,736,258
	Series 2019-M22 Class A2
1,970,653	2.52%, 08/25/2029	1,776,564
	Series 2020-M1 Class A2
650,000	2.44%, 10/25/2029	585,383
	Series 2021-M12 Class 2A2
1,000,000	2.13%, 05/25/2033(d)	823,858
	Government National Mortgage Association
497	7.00%, 07/15/2025	497
902	7.50%, 12/15/2025	900
23,652	3.50%, 02/15/2026	23,161
94,054	5.00%, 11/15/2033	97,569
16,612	5.50%, 12/15/2035	17,321
24,242	5.00%, 12/20/2035	24,987
47,077	6.00%, 01/20/2036	49,819
53,090	5.50%, 02/20/2036	55,526
327,907	2.50%, 05/20/2036	302,272
153,295	2.00%, 06/20/2036	137,460
213,768	2.00%, 12/20/2036	191,693
315,312	5.00%, 06/15/2039	325,137
98,085	4.00%, 05/20/2040	96,847
84,642	4.50%, 07/20/2040	85,713
81,848	4.50%, 09/20/2040	82,876
344,351	4.00%, 10/15/2040	331,599
516,608	4.50%, 07/20/2041	523,149
158,969	4.00%, 09/15/2041	153,072
33,536	4.50%, 12/20/2041	34,246
672,929	2.50%, 12/20/2042	602,248
178,730	3.00%, 02/15/2043	166,803
1,971,294	3.50%, 06/20/2044	1,885,680
729,052	3.50%, 10/20/2044	694,513
600,600	4.50%, 11/20/2044	607,092
767,523	4.00%, 02/20/2045	754,746
337,577	3.50%, 07/20/2045	321,039
544,219	3.00%, 08/20/2045	506,483
558,162	4.00%, 08/20/2045	541,485
516,708	3.50%, 10/20/2045	491,396
502,916	3.50%, 12/20/2045	476,835
529,511	3.50%, 02/20/2046	503,678
175,107	4.00%, 03/20/2046	171,272
656,910	3.00%, 08/20/2046	608,089
2,192,193	3.00%, 09/20/2046	2,029,526
1,428,017	3.50%, 10/20/2046	1,358,064
2,659,837	3.00%, 12/20/2046	2,461,082
963,970	3.50%, 12/20/2046	916,741
3,614,705	3.00%, 01/20/2047	3,340,435
3,850,568	3.50%, 04/20/2047	3,651,207
538,722	4.00%, 06/20/2047	525,932
597,392	3.50%, 07/20/2047	568,216
634,869	3.50%, 08/20/2047	603,439
637,386	4.00%, 09/20/2047	620,175
475,614	4.50%, 11/15/2047	475,337
2,276,396	3.00%, 02/20/2048	2,097,423

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 377,403	4.00%, 02/20/2048	$ 368,675
594,302	4.50%, 03/20/2048	593,880
146,266	5.00%, 11/20/2048	148,644
2,589,087	4.00%, 12/20/2048	2,508,403
1,347,631	4.50%, 12/20/2048	1,327,291
279,974	4.50%, 03/20/2049	278,854
570,879	3.50%, 04/20/2049	540,596
1,920,649	4.00%, 05/20/2049	1,863,722
147,072	2.50%, 08/20/2049	130,258
659,578	2.50%, 10/20/2049	584,617
153,088	5.00%, 11/20/2049	155,546
618,227	3.00%, 12/20/2049	568,437
1,252,250	3.00%, 01/20/2050	1,141,274
455,137	2.50%, 02/20/2050	404,060
3,746,867	2.50%, 03/20/2050	3,315,174
1,793,872	3.50%, 04/20/2050	1,696,906
313,129	5.00%, 04/20/2050	318,344
1,936,273	2.50%, 06/20/2050	1,712,966
1,197,122	4.00%, 06/20/2050	1,162,766
2,974,587	2.00%, 08/20/2050	2,541,755
3,893,805	2.50%, 08/20/2050	3,426,637
1,966,009	3.00%, 08/20/2050	1,803,644
2,306,786	3.50%, 08/20/2050	2,182,827
198,553	4.00%, 08/20/2050	192,979
456,253	3.00%, 09/20/2050	418,810
672,234	3.50%, 09/20/2050	635,772
294,923	4.00%, 09/20/2050	286,092
1,449,325	2.00%, 10/20/2050	1,239,832
1,445,644	2.50%, 10/20/2050	1,278,173
3,094,655	3.00%, 10/20/2050	2,840,919
2,171,815	2.50%, 11/20/2050	1,920,921
1,278,946	3.50%, 11/20/2050	1,215,483
3,925,400	2.00%, 12/20/2050	3,355,234
1,527,894	2.50%, 12/20/2050	1,350,742
491,242	3.50%, 12/20/2050	464,525
1,316,720	2.00%, 01/20/2051	1,118,496
1,169,977	2.50%, 01/20/2051	1,034,192
1,790,997	2.00%, 02/20/2051	1,528,141
4,217,485	2.00%, 03/20/2051	3,601,000
1,998,435	2.50%, 03/20/2051	1,759,253
483,008	1.50%, 04/20/2051	393,517
2,088,716	2.00%, 04/20/2051	1,782,111
2,310,430	2.50%, 06/20/2051	2,037,772
790,912	2.50%, 08/20/2051	696,225
2,128,148	3.00%, 08/20/2051	1,945,508
4,965,920	2.00%, 09/20/2051	4,227,476
9,103,301	2.50%, 09/20/2051	8,011,642
2,813,704	2.50%, 10/20/2051	2,476,844
1,345,982	3.00%, 10/20/2051	1,230,042
136,455	5.00%, 10/20/2051	137,280
2,244,893	2.00%, 11/20/2051	1,911,097
1,938,533	3.00%, 11/20/2051	1,770,948
1,656,404	3.50%, 11/20/2051	1,556,706
1,607,102	2.00%, 12/20/2051	1,367,141
9,120,479	2.50%, 12/20/2051	8,026,256
718,652	4.50%, 12/20/2051	710,738
8,467,392	2.00%, 01/20/2052	7,192,599
2,070,518	3.00%, 01/20/2052	1,889,242
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,339,057	2.00%, 02/20/2052	$ 1,988,406
4,323,653	3.00%, 02/20/2052	3,941,735
9,014,081	2.00%, 03/20/2052	7,656,959
3,502,004	2.50%, 04/20/2052	3,081,635
1,961,580	3.00%, 04/20/2052	1,788,316
2,282,764	4.00%, 04/20/2052	2,197,418
2,396,136	3.00%, 05/20/2052	2,182,265
1,780,035	3.50%, 05/20/2052	1,668,480
1,741,216	3.50%, 06/20/2052	1,632,093
3,082,149	4.00%, 06/20/2052	2,968,804
3,228,391	4.50%, 06/20/2052	3,180,633
3,107,661	3.50%, 07/20/2052	2,912,903
1,460,348	5.50%, 07/20/2052	1,477,557
3,362,206	5.00%, 08/20/2052	3,368,292
1,774,975	4.00%, 09/20/2052	1,708,609
468,957	5.50%, 09/20/2052	474,483
930,935	2.50%, 10/20/2052	818,995
3,014,379	4.50%, 10/20/2052	2,970,631
889,442	5.00%, 10/20/2052	891,052
1,139,747	4.50%, 11/20/2052	1,122,529
594,281	5.00%, 11/20/2052	595,357
496,005	5.50%, 11/20/2052	502,281
1,838,606	5.00%, 12/20/2052	1,841,934
1,540,528	5.50%, 12/20/2052	1,558,682
1,293,441	4.00%, 01/20/2053	1,245,080
1,941,584	6.00%, 01/20/2053	1,978,830
1,120,298	6.50%, 01/20/2053	1,152,973
599,127	4.50%, 02/20/2053	590,061
		879,594,598
TOTAL MORTGAGE-BACKED SECURITIES — 28.73% (Cost $996,422,961)		$908,559,831
MUNICIPAL BONDS AND NOTES
1,000,000	City of Houston Texas Combined Utility System Revenue Series B 3.83%, 05/15/2028	984,283
50,000	Energy Northwest Series B 2.81%, 07/01/2024	49,342
1,250,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	1,370,367
2,000,000	Port of Morrow Oregon 2.99%, 09/01/2036	1,701,202
600,000	State of Illinois 5.10%, 06/01/2033	598,539
1,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	950,133
TOTAL MUNICIPAL BONDS AND NOTES — 0.18% (Cost $6,059,165)		$5,653,866

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Bank Funding Corp
$ 1,000,000	4.50%, 11/18/2024	$ 1,001,957
1,000,000	3.10%, 08/15/2025	978,202
2,000,000	4.13%, 12/12/2025	1,970,288
	Federal Home Loan Bank
600,000	5.75%, 06/12/2026	630,882
4,000,000	1.00%, 10/07/2026	3,603,696
1,000,000	1.25%, 12/21/2026	910,683
4,500,000	3.25%, 11/16/2028(b)	4,381,676
	Federal Home Loan Mortgage Corp
5,000,000	1.50%, 02/12/2025(b)	4,759,486
2,000,000	0.38%, 09/23/2025	1,827,210
	Federal National Mortgage Association(b)
7,000,000	2.13%, 04/24/2026	6,649,162
1,000,000	0.88%, 08/05/2030	816,324
	Tennessee Valley Authority
1,000,000	0.75%, 05/15/2025	925,745
1,000,000	3.88%, 03/15/2028	1,000,269
2,000,000	1.50%, 09/15/2031(b)	1,630,806
1,000,000	4.25%, 09/15/2052	934,357
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.01% (Cost $34,169,919)		$32,020,743
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
25,000,000	0.38%, 04/15/2024	23,928,711
20,000,000	0.25%, 05/15/2024	19,071,875
1,500,000	2.50%, 05/15/2024	1,466,953
12,500,000	0.25%, 06/15/2024	11,886,719
14,000,000	0.38%, 07/15/2024	13,297,812
53,676,000	0.38%, 08/15/2024	50,837,043
9,500,000	2.38%, 08/15/2024	9,246,914
25,000,000	1.50%, 09/30/2024	23,987,305
25,000,000	2.25%, 10/31/2024(b)	24,226,562
20,000,000	2.25%, 11/15/2024	19,372,656
28,000,000	1.50%, 11/30/2024	26,779,375
30,500,000	1.38%, 01/31/2025	29,026,231
25,750,000	2.00%, 02/15/2025	24,756,211
21,000,000	0.50%, 03/31/2025	19,586,602
10,000,000	2.63%, 04/15/2025	9,717,969
26,250,000	2.13%, 05/15/2025	25,234,863
34,000,000	0.25%, 05/31/2025	31,372,969
35,000,000	0.25%, 06/30/2025	32,258,789
26,500,000	0.25%, 07/31/2025	24,335,488
35,500,000	0.25%, 09/30/2025	32,486,660
12,000,000	2.25%, 11/15/2025	11,513,906
30,000,000	0.38%, 11/30/2025	27,365,625
26,000,000	0.38%, 01/31/2026	23,602,109
15,500,000	1.63%, 02/15/2026	14,577,266
20,000,000	0.50%, 02/28/2026	18,177,344
41,000,000	0.75%, 03/31/2026	37,510,195
11,000,000	0.88%, 06/30/2026	10,030,195
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$32,642,000	0.75%, 08/31/2026	$ 29,500,207
16,500,000	2.00%, 11/15/2026	15,517,734
12,500,000	0.63%, 03/31/2027	11,082,031
11,000,000	0.50%, 04/30/2027	9,684,727
3,000,000	2.38%, 05/15/2027	2,849,414
12,500,000	0.50%, 06/30/2027	10,948,731
10,000,000	2.25%, 08/15/2027	9,433,203
21,000,000	0.38%, 09/30/2027	18,159,258
15,000,000	0.50%, 10/31/2027	13,016,016
13,000,000	0.63%, 12/31/2027	11,305,937
8,000,000	2.75%, 02/15/2028	7,684,375
26,000,000	1.13%, 02/29/2028	23,090,234
22,500,000	1.25%, 04/30/2028	20,032,910
9,500,000	2.88%, 05/15/2028	9,163,789
14,500,000	1.25%, 05/31/2028	12,893,106
28,000,000	1.00%, 07/31/2028	24,473,750
32,474,000	1.13%, 08/31/2028	28,514,963
1,500,000	3.13%, 11/15/2028	1,462,266
7,000,000	1.38%, 12/31/2028	6,200,469
3,500,000	2.63%, 02/15/2029	3,318,711
6,500,000	2.38%, 05/15/2029	6,064,551
6,500,000	2.75%, 05/31/2029	6,195,059
31,000,000	1.63%, 08/15/2029	27,650,547
13,500,000	3.13%, 08/31/2029	13,140,879
26,000,000	0.63%, 05/15/2030	21,284,453
22,000,000	0.63%, 08/15/2030	17,927,422
9,000,000	0.88%, 11/15/2030	7,450,313
11,000,000	1.13%, 02/15/2031(b)	9,262,773
8,807,000	1.25%, 08/15/2031	7,387,215
2,000,000	1.38%, 11/15/2031	1,688,125
6,000,000	1.88%, 02/15/2032	5,265,938
8,500,000	2.88%, 05/15/2032	8,088,945
9,000,000	2.75%, 08/15/2032	8,469,844
9,500,000	1.13%, 05/15/2040	6,321,582
11,000,000	1.13%, 08/15/2040	7,270,742
7,500,000	1.38%, 11/15/2040	5,165,918
21,500,000	1.88%, 02/15/2041	16,079,648
35,901,000	1.75%, 08/15/2041	25,994,568
4,000,000	2.00%, 11/15/2041	3,018,906
14,500,000	2.38%, 02/15/2042	11,660,039
19,000,000	3.25%, 05/15/2042	17,528,242
22,500,000	3.38%, 08/15/2042	21,125,391
10,000,000	3.13%, 02/15/2043	8,991,406
26,500,000	3.00%, 11/15/2044	23,115,039
13,000,000	2.50%, 02/15/2045	10,373,086
11,500,000	2.50%, 02/15/2046	9,133,516
4,500,000	3.00%, 02/15/2047	3,915,879
3,000,000	2.75%, 11/15/2047	2,495,859
16,500,000	1.25%, 05/15/2050	9,591,914
9,000,000	1.38%, 08/15/2050	5,404,570
10,000,000	1.63%, 11/15/2050	6,412,891
12,500,000	1.88%, 02/15/2051	8,537,598
28,976,000	2.00%, 08/15/2051	20,381,673
4,000,000	1.88%, 11/15/2051	2,723,750
12,000,000	2.25%, 02/15/2052	8,948,437
16,500,000	2.88%, 05/15/2052	14,115,234
33,000,000	3.00%, 08/15/2052	28,988,437

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 9,000,000	3.63%, 02/15/2053	$ 8,935,313
TOTAL U.S. TREASURY BONDS AND NOTES — 40.80% (Cost $1,384,517,571)		$1,290,091,880
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
3,210,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(e), 4.89%(f)	3,210,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.10% (Cost $3,210,000)		$3,210,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.04%
32,800,000	Federal Home Loan Bank(g) 4.41%, 04/03/2023	32,792,072
Repurchase Agreements — 1.96%
16,372,499	Undivided interest of 10.99% in a repurchase agreement (principal amount/value $149,316,406 with a maturity value of $149,376,381) with RBC Capital Markets Corp, 4.82%, dated 3/31/23 to be repurchased at $16,372,499 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.38%, 4/6/23 - 2/20/53, with a value of $152,302,735.(e)	16,372,499
16,372,499	Undivided interest of 11.01% in a repurchase agreement (principal amount/value $148,993,698 with a maturity value of $149,053,544) with Bank of America Securities Inc, 4.82%, dated 3/31/23 to be repurchased at $16,372,499 on 4/3/23 collateralized by various U.S. Government Agency securities, 1.50% - 3.00%, 11/1/49 - 2/1/51, with a value of $151,973,572.(e)	16,372,499
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$16,372,499	Undivided interest of 11.14% in a repurchase agreement (principal amount/value $147,303,869 with a maturity value of $147,362,913) with Citigroup Global Markets Inc, 4.81%, dated 3/31/23 to be repurchased at $16,372,499 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 7.00%, 12/26/24 - 3/20/53, with a value of $150,249,951.(e)	$ 16,372,499
13,079,886	Undivided interest of 25.31% in a repurchase agreement (principal amount/value $51,760,220 with a maturity value of $51,780,924) with JP Morgan Securities, 4.80%, dated 3/31/23 to be repurchased at $13,079,886 on 4/3/23 collateralized by U.S. Treasury securities, 0.50% - 3.25%, 11/15/25 - 8/31/27, with a value of $52,795,426.(e)	13,079,886
		62,197,383
TOTAL SHORT TERM INVESTMENTS — 3.00% (Cost $94,989,456)		$94,989,455
TOTAL INVESTMENTS — 102.45% (Cost $3,513,305,530)		$3,239,789,780
OTHER ASSETS & LIABILITIES, NET — (2.45)%		$(77,592,540)
TOTAL NET ASSETS — 100.00%		$3,162,197,240

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	All or a portion of the security is on loan at March 31, 2023.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of March 31, 2023.
(g)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LP	Limited Partnership
REIT	Real Estate Investment Trust
At March 31, 2023, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
JPMorgan Chase & Co	0.77%	08/09/2025	09/13/2021-10/04/2021	$ 4,721,020	$4,440,058	0.14%
Shell International Finance BV	2.38	11/07/2029	09/13/2021-08/29/2022	$1,077,841	1,041,943	0.03
Shell International Finance BV	6.38	12/15/2038	09/13/2021-10/04/2021	256,349	202,007	0.01
Shell International Finance BV	4.38	05/11/2045	09/13/2021-09/27/2021	176,587	129,150	0.00
Shell International Finance BV	4.00	05/10/2046	09/13/2021-10/04/2021	210,499	152,780	0.01
Shell International Finance BV	3.25	04/06/2050	09/13/2021-10/04/2021	192,336	133,427	0.00
				$ 6,634,632	$6,099,365	0.19%
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, all of the Fund’s investments are valued using Level 2 inputs, except for the Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.

March 31, 2023

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2023